Unique ID	LoanID	Seller Loan ID	Servicer Loan ID	Group	Loan Exception ID	Exception Type	Exception Grade	Exception	Exception Detail	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of Limitation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Exception Level Grade	Moody's Exception Level Grade	DBRS Exception Level Grade	S&P Exception Level Grade	Date Reported by AMC	Date Cure Provided	Cured / Waived	Cleared	Issue with Cure Doc	Unable to Clear	QM Status	Seller Comments	AMC Additional Comments
204856507	XXX	XXX		A	29371243	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.					6/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856507	XXX	XXX		A	29371244	compliance	2	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856507	XXX	XXX		A	29371245	compliance	2	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856507	XXX	XXX		A	29371246	compliance	2	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	$XXX	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2013	6/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856490	XXX	XXX		A	29371259	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856490	XXX	XXX		A	29371260	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856455	XXX	XXX		A	29371285	credit	3	Missing Valuation:		Appraisal not provided.				8/XX/2012		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023
204856455	XXX	XXX		A	29371286	compliance	2	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					8/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856455	XXX	XXX		A	29371287	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371351	compliance	2	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
														8/XX/2011		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371352	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
														8/XX/2011		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371353	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		8/XX/2011		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371354	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					8/XX/2011		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371355	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		8/XX/2011		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371356	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					8/XX/2011		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371357	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		8/XX/2011		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371358	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2011		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371359	compliance	2	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2011		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371360	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2011		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371361	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2011	8/XX/2012	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371362	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2011	8/XX/2014	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371363	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2011	8/XX/2014	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371364	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2011	8/XX/2014	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371365	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2011	8/XX/2014	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371366	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2011	8/XX/2014	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371367	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2011	8/XX/2012	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856453	XXX	XXX		A	29371368	compliance	2	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2011	8/XX/2012	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856558	XXX	XXX		A	29371390	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					8/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856558	XXX	XXX		A	29371391	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		8/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856558	XXX	XXX		A	29371392	compliance	2	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Liability appears to be limited to originators/licensees.		8/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856558	XXX	XXX		A	29371393	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856558	XXX	XXX		A	29371394	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2013	8/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856558	XXX	XXX		A	29371395	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2013	8/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856558	XXX	XXX		A	29371396	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856558	XXX	XXX		A	29371397	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856558	XXX	XXX		A	29371398	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2013	8/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856558	XXX	XXX		A	29371399	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2013	8/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371543	credit	3	Missing Document: Missing Final 1003						12/XX/2012		CA	Purchase	Primary	No	C	C	C	C	07/06/2023
204856527	XXX	XXX		A	29371544	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371545	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
														12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371546	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371547	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371548	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371549	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371550	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371551	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371552	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371553	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371554	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371555	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2012	12/XX/2013	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371556	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2012	12/XX/2013	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371557	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2012	12/XX/2013	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371558	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2012	12/XX/2013	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856527	XXX	XXX		A	29371559	compliance	2	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2012	12/XX/2013	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856475	XXX	XXX		A	29371666	credit	3	Missing Document: Missing Final 1003						4/XX/2012		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023
204856475	XXX	XXX		A	29371667	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		4/XX/2012		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023
204856475	XXX	XXX		A	29371668	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
														4/XX/2012		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023
204856449	XXX	XXX		A	29371881	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					4/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856449	XXX	XXX		A	29371882	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		4/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856449	XXX	XXX		A	29371883	compliance	2	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Liability appears to be limited to originators/licensees.		4/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856449	XXX	XXX		A	29371884	compliance	2	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856449	XXX	XXX		A	29371885	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856449	XXX	XXX		A	29371886	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	5/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856449	XXX	XXX		A	29371887	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	5/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856449	XXX	XXX		A	29371888	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate
Truth in Lending Act (MDIA 2011):  The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	5/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856449	XXX	XXX		A	29371889	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate
Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final TIL does not match the total payment amount that may apply during the first rate adjustment of the loan.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	5/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856449	XXX	XXX		A	29371890	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2013	5/XX/2014	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856420	XXX	XXX		A	29371891	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.	No	10/XX/2006		CA	Refinance - Cash-out - Debt Consolidation	Second Home	No	B	B	B	B	07/06/2023
204856420	XXX	XXX		A	29371892	compliance	3	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.				No	10/XX/2006		CA	Refinance - Cash-out - Debt Consolidation	Second Home	No	D	D	D	D	07/06/2023
204856379	XXX	XXX		A	29371970	compliance	2	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL itemization did not disclose an loan Origination fee of $XXX as prepaid finance charge.	$XXX	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2007	3/XX/2010	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856379	XXX	XXX		A	29371971	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		3/XX/2007		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856567	XXX	XXX		A	29371998	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.					4/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856567	XXX	XXX		A	29371999	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856567	XXX	XXX		A	29372000	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856567	XXX	XXX		A	29372001	compliance	2	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
														4/XX/2013	4/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856517	XXX	XXX		A	29372258	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Lender provided a $XXX cure; however, the cure is insufficient to cure all tolerance violations.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2017	9/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856517	XXX	XXX		A	29372259	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
										Broker credit report fee refund collected at closing per the credit report invoice was under disclosed by $XXX with no valid COC for the under disclosure provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2017	9/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856517	XXX	XXX		A	29372260	compliance	3	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)	Third party verification missing in the file for Sole Proprietorship Income.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: agree, however the Schedule C income is derived from American Institute of Physics and the same amount was earned in 2015 and 2016. P&L also supports this income.

2023/XX/25: Agree with error
																																2023/XX/18: No additional documentation was provided to support or clear. 2023/XX/25: No supporting trailing documentation was provided to clear this exception. Exception remains.
204856517	XXX	XXX		A	29372261	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The file is missing income documentation and calculated DTI exceeding lender's guideline, causing the loan to waterfall through the QM Testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						ATR Fail
2023/XX/18: The only item that appears to be missing is the 3rd party verification of the Schedule C income, however due to the stability and consistency of this income, it is not of concern.

2023/XX/25: Duplicate and/or waterfall exception

2023/XX/18: No additional documentation was provided to support or clear.

2023/XX/27: Failure is due to missing third party verifications for borrower self employed interest dated within lender guides verifying co-borrower's dates of operation and that the business was in good standing as required by portfolio express guides. In addition, lender is using a higher rental income and lower expenses for the borrower's investment property which is creating the DTI issue. Condition remains.

204856517	XXX	XXX		A	29372263	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					9/XX/2017		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			ATR Fail		2023/XX/31: BPO provided reflects no damage.
204856517	XXX	XXX		A	29372264	compliance	2	Missing Document: Missing Lender's Initial 1003		Missing signed/dated initial 1003.				9/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856517	XXX	XXX		A	29372265	credit	3	Ineligible property type.	PUD
Per the guidelines excessive acreage of over 20 acres is not allowed.  The subject property has 21.96 acres and per the appraiser and the appraisal photos contain a vineyard.  The appraiser did not give any value to the vineyard.
														9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
204856517	XXX	XXX		A	29372266	compliance	3	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.01127% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)

The lender did not properly calculate the net rental income on the other REO listed on the loan application.  Using the 2016/2015 schedule E and the current taxes/insurance the net rental income is lower than the lender calculated amount due to higher current taxes/insurance than reflected on the 2016/2015 schedule E.
														9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: The rental property at XXX is a commercial property (13 units). Guidelines did not require adjusting for taxes and insurance (they are listed as expenses on the 1040s are are included in the total expenses used to calculate the income)

2023/XX/25: Disagree with interpretation of ATR requirements. See XXX 302-1.8.20 that states "Current leases are only required for properties personally held by the Borrowers. If the property is vested in the name of the Borrower's business and the rental income is being run through business tax returns, current leases are not required." Additionally, XXX guidelines (XXX section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back).

2023/XX/18: No additional documentation was provided to support or clear. As per the guidelines, TIA may be documented by the property tax bill, insurance bill, HOA bill, or may be taken from the Schedule E. the current Tax Bill and Insurance bill were utilized as more current.

2023/XX/27: Failure is due to missing third party verifications for borrower self employed interest dated within lender guides verifying co-borrower's dates of operation and that the business was in good standing as required by portfolio express guides. In addition, lender is using a higher rental income and lower expenses for the borrower's investment property which is creating the DTI issue. Condition remains.

204856517	XXX	XXX		A	29372267	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.01127% exceeds Guideline total debt ratio of 43.00000%.
The lender did not properly calculate the net rental income on the other REO listed on the loan application.  Using the 2016/2015 schedule E and the current taxes/insurance the net rental income is lower than the lender calculated amount due to higher current taxes/insurance than reflected on the 2016/2015 schedule E.
														9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: The rental property at XXX is a commercial property (13 units). Guidelines did not require adjusting for taxes and insurance (they are listed as expenses on the 1040s are are included in the total expenses used to calculate the income)

2023/XX/25: Disagree with interpretation of ATR requirements. See XXX 302-1.8.20 that states "Current leases are only required for properties personally held by the Borrowers. If the property is vested in the name of the Borrower's business and the rental income is being run through business tax returns, current leases are not required." Additionally, XXX guidelines (XXX section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back).

2023/XX/18: No additional documentation was provided to support or clear. As per the guidelines, TIA may be documented by the property tax bill, insurance bill, HOA bill, or may be taken from the Schedule E. the current Tax Bill and Insurance bill were utilized as more current.

2023/XX/27: Failure is due to missing third party verifications for borrower self employed interest dated within lender guides verifying co-borrower's dates of operation and that the business was in good standing as required by portfolio express guides. In addition, lender is using a higher rental income and lower expenses for the borrower's investment property which is creating the DTI issue. Condition remains.

204856517	XXX	XXX		A	29372269	credit	3	Income documentation requirements not met.		Verification that the borrower's Schedule C business is currently in existence and active was not found in the file as required per guidelines.				9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/25: Agree with error for VOB of Schedule C business, although don't agree with ATR fail. Borrower receives income from XXX which he flows into a Schedule C. We have a verbal VOE from the Hospital confirming borrower was still employed at same level so income flowing into Schedule C is also verified.
																																2023/XX/26: Trailing documents provided are for wage income and not Schedule C.
204856517	XXX	XXX		A	29372270	compliance	3	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										The file is missing income documentation and calculated DTI exceeding lender's guideline, causing the loan to waterfall through the QM Testing.				9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/25: Agree with error for VOB of Schedule C business, although don't agree with ATR fail. Borrower receives income from XXX which he flows into a Schedule C. We have a verbal VOE from the Hospital confirming borrower was still employed at same level so income flowing into Schedule C is also verified.
																																2023/XX/26: Trailing documents provided are for wage income and not Schedule C.
204856491	XXX	XXX		A	29372308	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					8/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO provided reflects no damage.
204856491	XXX	XXX		A	29372309	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance overage amount is insufficient in the amount of $XXX. Provide increased coverage or RCE.				8/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856491	XXX	XXX		A	29372311	credit	2	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						8/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856491	XXX	XXX		A	29372312	credit	3	Income Docs Missing:	Borrower: XXX 1120S (2014), 1120S (2015), K-1 (2014), K-1 (2015)	Per the transcripts in file, borrower receive 1120S/1065 income for 2014 and 2015; however no supporting documents were provided.				8/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856491	XXX	XXX		A	29372313	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Required CHARM Booklet Disclosure document which is missing from the file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2016	8/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856491	XXX	XXX		A	29372314	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016)	Initial CD issued on 8/XX/2016 was not signed by the borrower. There is no evidence the borrower received the CD 3 business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856491	XXX	XXX		A	29372315	credit	3	REO Documents are missing.	Address: ZZZ, CA Insurance Verification, Statement	Missing the mortgage statement and HOI policy for the REO on XXX.				8/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856491	XXX	XXX		A	29372316	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	ARM loan program disclosure is located in loan in file; howver, it is not dated to determine it was provided within 3 business days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2016	8/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856556	XXX	XXX		A	29372355	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Document Missing in the File.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2018	12/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856556	XXX	XXX		A	29372356	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2018)
										Verification appraisal was delivered to borrower was not provided.		There is generally no Assignee Liability.		12/XX/2018		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/01: BPO uploaded. Verification appraisal was delivered to borrower was not provided. Exception remains. 2023/XX/01: Trailing docs did not contain any docs to clear this exception.
204856556	XXX	XXX		A	29372357	credit	1	REO Documents are missing.	Address: XXX, AZ, Address: XXX, AZ HOA Verification, Insurance Verification HOA Verification, Insurance Verification	File is missing the real estate Insurance verification and insurance policy.				12/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/04/2023		Yes			Non QM
2023/XX/01: Only BPO provided in upload. Exception remains.

2023/XX/28: Trailing documents reviewed unable to clear.

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/04: Not required.

204856556	XXX	XXX		A	29372358	credit	1	REO Documents are missing.	Address: XXX, CA Tax Verification	File is missing the real estate tax verification.				12/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/04/2023		Yes			Non QM		2023/XX/28: Trailing documents reviewed unable to clear. 2023/XX/01: Trailing docs did not contain any docs to clear this exception. 2023/XX/04: Not required.
204856556	XXX	XXX		A	29372359	credit	1	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					12/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/03/2023		Yes			Non QM
2023/XX/01: BPO provided prior to disaster end date does not reflect damage.

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/03: Received required documentation. Condition cleared.

204856556	XXX	XXX		A	29372360	property	3	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 11/XX/2018	Appraiser's license or certification was not active at the time of the appraisal.				12/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM		2023/XX/28: Trailing documents reviewed unable to clear. Provide copy of Appraiser’s License at the time the appraisal was completed (03/XX/2020).
204856556	XXX	XXX		A	29372361	compliance	1	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2018)	Missing initial, signed closing disclosure.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2018	12/XX/2019	CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: Trailing Closing Disclosure issued 11/XX/2018 and fully executed Closing Disclosure Acknowledgement dated 11/XX/2018 provided.
204856556	XXX	XXX		A	29372362	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 76.72489% exceeds Guideline total debt ratio of 45.00000%.	This is due to differences of the rental income. The rental income was calculated by using the most conservative rental calculation from Sch. E of 2017-2016.				12/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Dispute: This is a Portfolio Express loan which allows the IRS transcripts to be used for qualifying: In 2017: Total income 2,483,905-Expenses 1,997,958 + Depreciation 417,623 = 903,570/12 = 75,297/mo. UW excluded 2 properties (XXX and XXX) resulting in lower qualifying income of 74,547/mo. No other rental income from XXX is being used for qualifying per 12/XX/18 UW workbook and final 1003.

2023/XX/05: Provided tax transcripts, UW income workbook and final 1003/1008 to support our response. Note: this is a PORT EXPRESS loan which is a low-doc loan for XXX XXX to XXX rate/term refi's with low risk. Non-QM loan program. Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS. Note that Schedule E REO income is very stable/consistent from one year to next with no material flucuation.

2023/XX/25: Disagree on interpretaton of ATR. Provided tax transcripts, UW income workbook and final 1003/1008 to support our response. Note: this is a PORT EXPRESS loan which is a low-doc loan for XXX XXX to XXX rate/term refi's with low risk. Non-QM loan program, see XXX 502-3 which tates "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and XXX obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible.". Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS. Note that Schedule E REO income is very stable/consistent from one year to next with no material flucuation.

2023/XX/04: Per lenders REO worksheet, the rents being used are much higher than what the 1040's support. Lender is using rental income  of $XXX however the supported rental calculations are $XXX. In addition, the lender is showing rental income for XXX. There is no evidence of the rental income for this property.

2023/XX/18: Additional document was not provided in the loan file to support the Lender income used.

2023/XX/06: Per lender rebuttal, loan is a portfolio express. Condition cleared.

204856556	XXX	XXX		A	29372363	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk due to the DTI issue.				12/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Dispute: same as above; Final DTI per the final 1008 is 31.764% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

2023/XX/05: Provided tax transcripts, UW income workbook and final 1003/1008 to support our response. Note: this is a PORT EXPRESS loan which is a low-doc loan for XXX XXX to XXX rate/term refi's with low risk. Non-QM loan program. Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS. Note that Schedule E REO income is very stable/consistent from one year to next with no material flucuation.

2023/XX/25: Disagree. This is a Portfolio Express loan which is a low-doc loan for XXX XXX to XXX rate/term refi's with low risk. Non-QM loan program, see XXX 502-3 which tates "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and XXX obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible.". Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS.Port express XXX section 502-3 states "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and XXX obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible."

2023/XX/04: Per lenders REO worksheet, the rents being used are much higher than what the 1040's support. Lender is using rental income  of $XXX however the supported rental calculations are $XXX. In addition, the lender is showing rental income for XXX. There is no evidence of the rental income for this property.

2023/XX/18: Additional document was not provided in the loan file to support the Lender income used.

2023/XX/06: Per lender rebuttal, loan is a portfolio express. Condition cleared.

204856556	XXX	XXX		A	29372364	compliance	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 76.72489% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
										This is due to differences of the rental income. The rental income was calculated by using the most conservative rental calculation from Sch. E of 2017-2016.				12/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Dispute: same as above; Final DTI per the final 1008 is 31.764% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

2023/XX/05: Provided tax transcripts, UW income workbook and final 1003/1008 to support our response. Note: this is a PORT EXPRESS loan which is a low-doc loan for XXX XXX to XXX rate/term refi's with low risk. Non-QM loan program. Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS. Note that Schedule E REO income is very stable/consistent from one year to next with no material flucuation.

2023/XX/25: Disagree. This is a Portfolio Express loan which is a low-doc loan for XXX XXX to XXX rate/term refi's with low risk. Non-QM loan program, see XXX 502-3 which tates "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and XXX obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible.". Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS.Port express XXX section 502-3 states "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and XXX obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible."

2023/XX/04: Per lenders REO worksheet, the rents being used are much higher than what the 1040's support. Lender is using rental income  of $XXX however the supported rental calculations are $XXX. In addition, the lender is showing rental income for XXX. There is no evidence of the rental income for this property.

2023/XX/18: Additional document was not provided in the loan file to support the Lender income used.

2023/XX/06: Per lender rebuttal, loan is a portfolio express. Condition cleared.

204856556	XXX	XXX		A	29372365	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										This is due to missing additional month of an asset statement.				12/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received 9/XX/18 through 10/XX/18 statement. Condition cleared.
204856556	XXX	XXX		A	29372366	compliance	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk due to the DTI issue.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Dispute: same as above; Final DTI per the final 1008 is 31.764% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

2023/XX/05: Provided tax transcripts, UW income workbook and final 1003/1008 to support our response. Note: this is a PORT EXPRESS loan which is a low-doc loan for XXX XXX to XXX rate/term refi's with low risk. Non-QM loan program. Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS. Note that Schedule E REO income is very stable/consistent from one year to next with no material flucuation.

2023/XX/25: Disagree. This is a Portfolio Express loan which is a low-doc loan for XXX XXX to XXX rate/term refi's with low risk. Non-QM loan program, see XXX 502-3 which tates "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and XXX obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible.". Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS.Port express XXX section 502-3 states "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and XXX obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible."

2023/XX/04: Per lenders REO worksheet, the rents being used are much higher than what the 1040's support. Lender is using rental income  of $XXX however the supported rental calculations are $XXX. In addition, the lender is showing rental income for XXX. There is no evidence of the rental income for this property.

2023/XX/18: Additional document was not provided in the loan file to support the Lender income used.

2023/XX/06: Per lender rebuttal, loan is a portfolio express. Condition cleared.

204856556	XXX	XXX		A	29372367	credit	1	Asset documentation requirements not met.		Missing an additional month bank statement for account #XXX. The 10-2018/XX/2018 bank statement provided, missing the consecutive additional month.				12/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received 9/XX/18 through 10/XX/18 statement. Condition cleared.
204856556	XXX	XXX		A	29372368	credit	1	REO Documents are missing.	Address: XXX, CA, Address: XXX, CA, Address: XXX, CA HOA Verification HOA Verification HOA Verification	Missing for the non-subject REOs.				12/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/04/2023		Yes			Non QM		2023/XX/28: Trailing documents reviewed unable to clear. 2023/XX/04: Received required documentation. Condition cleared.
204856531	XXX	XXX		A	29372395	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM Disclosure signed at close 12/XX/2019.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2019	12/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856531	XXX	XXX		A	29372396	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Loan discount points not disclosed on any of the LE's issued prior to close. No cure for borrower provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2019	12/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856531	XXX	XXX		A	29372397	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure not provided in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2019	12/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856531	XXX	XXX		A	29372398	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018
TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 19,431.16 on Final Closing Disclosure provided on 12/XX/2019 are underdisclosed (Final/12/XX/2019)
										Taxes and Insurance calculated as per the document is $XXX, and taxes and insurance amount disclosed on 1st page of the closing disclosure is $XXX. Variance of $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2019	12/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856531	XXX	XXX		A	29372399	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	ATR fail due to missing income documentation.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: No paystub included in file. Borrower is self-employed & pays themselves wages.	2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/21: Portfolio Express, self employed borrower. Transcripts in file.
204856531	XXX	XXX		A	29372400	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Per documentation in the file, the loan is a Portfolio Express. Per lender guides, the following is required: Salaried Borrowers A current paystub showing year-to-date earnings must be provided.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														12/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: No paystub included in file. Borrower is self-employed & pays themselves wages.	2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/21: Portfolio Express, self employed borrower. Transcripts in file.
204856531	XXX	XXX		A	29372401	compliance	1	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)	Per documentation in the file, the loan is a Portfolio Express. Per lender guides, the following is required: Salaried Borrowers A current paystub showing year-to-date earnings must be provided.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														12/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: No paystub included in file. Borrower is self-employed & pays themselves wages.	2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/21: Portfolio Express, self employed borrower. Transcripts in file.
204856531	XXX	XXX		A	29372403	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	FEMA disaster exception: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.				12/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856531	XXX	XXX		A	29372404	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement not provided in file.				12/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856531	XXX	XXX		A	29372406	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										ATR fail due to missing income documentation.				12/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: No paystub included in file. Borrower is self-employed & pays themselves wages.	2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/21: Portfolio Express, self employed borrower. Transcripts in file.
204856531	XXX	XXX		A	29372407	credit	1	Income documentation requirements not met.		Per documentation in the file, the loan is a Portfolio Express. Per lender guides, the following is required: Salaried Borrowers A current paystub showing year-to-date earnings must be provided.				12/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: No paystub included in file. Borrower is self-employed & pays themselves wages.	2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/21: Portfolio Express, Self Employed borrower.
204856531	XXX	XXX		A	29372408	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR failure due to missing income documentation.				12/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: No paystub included in file. Borrower is self-employed & pays themselves wages.	2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/21: Portfolio Express, self employed borrower. Transcripts in file.
204856531	XXX	XXX		A	29372410	compliance	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM		2023/XX/21: Portfolio Express, self employed borrower. Transcripts in file.
204856370	XXX	XXX		A	29372428	credit	1	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Guidelines require 6 months reserves, however, asset documents are not provided to meet the reserve requirement.				1/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			ATR Fail		2023/XX/13: Loan approved as Portfolio Express, which allowed stated assets.
204856370	XXX	XXX		A	29372429	credit	1	Income Docs Missing:	Borrower: XXX, Borrower: XXX W-2 (2016), W-2 (2017) 1040 (2016), 1040 (2017), 1040 - Schedule C (2016), 1040 - Schedule C (2017), P&L Statement	File is missing most recent 2 years of W-2s, Schedule C's, most recent to years complete tax returns and third party verification for Sole Proprietorship.				1/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Fail
2023/XX/13: EXCEPTION HISTORY - Exception Explanation was updated on 06/XX/2023 PRIOR Exception Explanation: 1040 (2016), 1040 (2017), W-2 (2016), W-2 (2017)
1040 (2016), 1040 (2017), 1040 - Schedule C (2016), 1040 - Schedule C (2017), P&L Statement

2023/XX/13: No additional documents received.  Need full 1040s, with all schedules, for co-borrower for 2016 and 2017, YTD P&L statement and third party verification for Schedule C income for co-borrower.

2023/XX/03: Received required documentation. Condition cleared.

204856370	XXX	XXX		A	29372430	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation failure is due to missing income and assets documents.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						ATR Fail	2023/XX/18: transcripts in file. 2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/13: Loan approved as portfolio express, which allowed stated assets; however, still need full 1040s, with all schedules, for co-borrower for 2016 and 2017, YTD P&L statement and third party verification for Schedule C income for co-borrower.

2023/XX/03: Several exceptions were able to be cleared, however loan designation remains ATR Fail. This is due to the following item/items remain missing: One or more of the following missing documents is required for this employment type: 1) Third Party Verification; 2) CPA Letter; 3) Audited or Third Party Prepared YTD P&L; 4) Most recent transcript or signed/dated tax return (tax year end date no more than 120 days prior to Note Date); 5) Other document where "Reliable Third Party Source Employment" is checked

2023/XX/21: Per the Portfolio Express guidelines, "Verification that the Borrower's business is currently in existence and active must be verified by a XXX employee." Condition remains.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

204856370	XXX	XXX		A	29372431	compliance	3	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)	File is missing third party verification for Sole Proprietorship.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														1/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/18: loan was Port Express - not required 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: Per the Portfolio Express guidelines, "Verification that the Borrower's business is currently in existence and active must be verified by a XXX employee." Condition remains.

2023/XX/27: File did not contain any documentation to clear this condition.

204856370	XXX	XXX		A	29372432	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										File is missing most recent 2 years of W-2s, two years complete tax returns, and third party verification for the Sole Proprietorship.				1/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Fail
2023/XX/13: Loan approved as portfolio express, which allowed stated assets; however, still need full 1040s, with all schedules, for co-borrower for 2016 and 2017, YTD P&L statement and third party verification for Schedule C income for co-borrower.

2023/XX/03: Received required documentation. Condition cleared.

204856370	XXX	XXX		A	29372434	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Required CHARM Booklet disclosure is missing from the file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		1/XX/2019	1/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856370	XXX	XXX		A	29372435	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018)	Appraisal receipt was not provided to the borrower 3 business days prior the the note date.				1/XX/2019		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856370	XXX	XXX		A	29372436	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing most recent 2 years of W-2s, two years complete tax returns, and third party verification for the Sole Proprietorship.				1/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Fail		2023/XX/03: Received required documentation. Condition cleared.
204856370	XXX	XXX		A	29372437	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2019	1/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856370	XXX	XXX		A	29372438	credit	1	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	File is missing asset documents to meet the 6 months reserve requirement.				1/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			ATR Fail		2023/XX/13: Approved as Portfolio Express, which allowed stated assets. Condition cleared.
204856370	XXX	XXX		A	29372439	credit	1	Income documentation requirements not met.		File is missing most recent 2 years of W-2s, two years complete tax returns, and third party verification for the Sole Proprietorship.				1/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Fail		2023/XX/03: Received required documentation. Condition cleared.
204856370	XXX	XXX		A	29372440	credit	1	Asset documentation requirements not met.		File is missing bank statements to meet reserve requirement of 6 months.				1/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Fail		2023/XX/03: Received required documentation. Condition cleared.
204856370	XXX	XXX		A	29372441	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Per lender's guidelines, the qualification method for a 7/1 ARM is the Note rate.				1/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			ATR Fail		2023/XX/13: Condition cleared.
204856428	XXX	XXX		A	29372499	credit	1	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX				5/XX/2016		CA	Refinance - Rate/Term	Second Home	No	A	A	A	A	07/06/2023	08/21/2023		Yes			ATR Risk		2023/XX/01: BPO provided prior to disaster end date does not reflect damage. 2023/XX/21: Post disaster inspection was provided.
204856428	XXX	XXX		A	29372500	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				5/XX/2016		CA	Refinance - Rate/Term	Second Home	No	B	B	B	B	07/06/2023						ATR Risk
204856428	XXX	XXX		A	29372501	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2016		CA	Refinance - Rate/Term	Second Home	No	B	B	B	B	07/06/2023						ATR Risk
204856428	XXX	XXX		A	29372502	credit	3	Income documentation requirements not met.		File is missing 2015 P&L or 1040 Transcript.				5/XX/2016		CA	Refinance - Rate/Term	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Provided 2015 signed P&l and letter of explanation for 2016 income. 2015 on extension. 4506 transcripts for 20142013, and 2012 in file.  Signed 4506t for 2014,2013,2012

2023/XX/05: Uploaded 2015 P&L

2023/XX/21: 2015 P&L was not uploaded. Condition remains.

2023/XX/06: Received 2015 P&L, however the third party verification exceeds lender's age of document requirement. The third party verification provided in the file is dated 03/XX/2016 with a closing date of 05/XX/2016. Condition remains.

204856428	XXX	XXX		A	29372503	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2016		CA	Refinance - Rate/Term	Second Home	No	C	C	B	B	07/06/2023						ATR Risk	2023/XX/18: Limited documentation due to Portfolio Express program 2023/XX/05: Uploaded 2015 P&L
2023/XX/21: 2015 P&L was not uploaded. Condition remains.

2023/XX/06: Received 2015 P&L, however the third party verification exceeds lender's age of document requirement. The third party verification provided in the file is dated 03/XX/2016 with a closing date of 05/XX/2016. Condition remains.

204856428	XXX	XXX		A	29372504	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Qualifying Rate is the Note Rate per Guidelines for 10/1 Fully Amortizing ARM.				5/XX/2016		CA	Refinance - Rate/Term	Second Home	No	A	A	A	A	07/06/2023	08/30/2023		Yes			ATR Risk		2023/XX/30: Corrected qualification method. Condition cleared.
204856428	XXX	XXX		A	29372505	compliance	3	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										File is missing 2015 P&L or 1040 Transcript.				5/XX/2016		CA	Refinance - Rate/Term	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Provided 2015 signed P&l and letter of explanation for 2016 income. 2015 on extension. 4506 transcripts for 20142013, and 2012 in file.  Signed 4506t for 2014,2013,2012

2023/XX/05: Uploaded 2015 P&L

2023/XX/21: 2015 P&L was not uploaded. Condition remains.

2023/XX/06: Received 2015 P&L, however the third party verification exceeds lender's age of document requirement. The third party verification provided in the file is dated 03/XX/2016 with a closing date of 05/XX/2016. Condition remains.

204856428	XXX	XXX		A	29372506	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing 2015 P&L or 1040 Transcript.				5/XX/2016		CA	Refinance - Rate/Term	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Provided 2015 signed P&l and letter of explanation for 2016 income. 2015 on extension. 4506 transcripts for 20142013, and 2012 in file.  Signed 4506t for 2014,2013,2012

2023/XX/05: Uploaded 2015 P&L

2023/XX/21: 2015 P&L was not uploaded. Condition remains.

2023/XX/06: Received 2015 P&L, however the third party verification exceeds lender's age of document requirement. The third party verification provided in the file is dated 03/XX/2016 with a closing date of 03/XX/2016. Condition remains.

204856428	XXX	XXX		A	29372507	credit	1	REO Documents are missing.	Address: XXX, CA Insurance Verification, Schedule E Only, Tax Verification	File is missing 2013 and 2014 Schedule E, Tax Verification and HOI Verification for REO 2005 XXX.				5/XX/2016		CA	Refinance - Rate/Term	Second Home	No	A	A	A	A	07/06/2023	08/21/2023		Yes			ATR Risk	2023/XX/18: Portfolio Express loans - only require fully completed schedule of real estate on application.	2023/XX/21: Portfolio Express, not required.
204856428	XXX	XXX		A	29372508	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2023 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					5/XX/2016		CA	Refinance - Rate/Term	Second Home	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/25: Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.
2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster Inspection is required to verify no damage to the Subject.  Exception remains.

204856496	XXX	XXX		A	29372597	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														6/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO provided reflecting no damage.
204856496	XXX	XXX		A	29372598	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.
GFE Date: 04/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 06/XX/2015, GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 04/XX/2015 from GFE dated 03/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 04/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015
Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 05/XX/2015
										Changed Circumstance not provided in file.				6/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856496	XXX	XXX		A	29372599	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Creditor did not provide HUD Settlement Cost Booklet.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856496	XXX	XXX		A	29372600	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856496	XXX	XXX		A	29372601	compliance	2	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2015	6/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856496	XXX	XXX		A	29372602	credit	3	Guideline Requirement: Investor qualifying housing ratio discrepancy.	Calculated investor qualifying housing ratio of 40.52801% exceeds Guideline housing ratio of 38.00000%.	Guidelines state that loans with a housing ratio of greater than 38% require an exception which was not provided in the file.				6/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856482	XXX	XXX		A	29372645	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.
GFE Date: 08/XX/2015, GFE Date: 09/XX/2015 Changed Circumstance not provided for GFE dated 08/XX/2015 from GFE dated 06/XX/2015
Changed Circumstance not provided for GFE dated 09/XX/2015 from GFE dated 08/XX/2015
										Changed Circumstance missing in file				9/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856482	XXX	XXX		A	29372646	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														9/XX/2015		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856482	XXX	XXX		A	29372647	credit	3	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
LOX in file from borrower states they have been paying the mortgage through their joint bank account for 15 months and prior to this they were making payment to their parents. Unable to verify payments with statement provided and a VOM was not located in the file.
														9/XX/2015		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856482	XXX	XXX		A	29372648	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856482	XXX	XXX		A	29372649	compliance	2	Missing Document: Missing Lender's Initial 1003						9/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856482	XXX	XXX		A	29372650	credit	3	Guideline Requirement: Investor qualifying housing ratio discrepancy.	Calculated investor qualifying housing ratio of 39.64661% exceeds Guideline housing ratio of 38.00000%.
Guidelines state that loan with an LTV less and or equal to 90% can exceed the 38% housing ratio at the UW discretion as long as it does not exceed 44% and which point an exception would be required. Ratio of 39.64661% meets requirements.
														9/XX/2015		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856416	XXX	XXX		A	29372651	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 09/XX/2014	Evidence of Condo being Warrantable is missing from the loan file.				10/XX/2014		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856416	XXX	XXX		A	29372652	compliance	2	Missing Document: Missing Lender's Initial 1003		The Initial signed 1003 is missing from the loan file.				10/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856416	XXX	XXX		A	29372653	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2014 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														10/XX/2014		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856416	XXX	XXX		A	29372654	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided in the loan file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856416	XXX	XXX		A	29372655	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	The Settlement Booklet Status is missing from the loan file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856416	XXX	XXX		A	29372656	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856416	XXX	XXX		A	29372657	property	3	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 09/XX/2014	The appraiser registry lists current license information and license active at the time of appraisal was not located in the file.				10/XX/2014		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856416	XXX	XXX		A	29372658	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 09/XX/2014 Changed Circumstance not provided for GFE dated 09/XX/2014 from GFE dated 08/XX/2014	The Changed Circumstance is missing fron the Final GFE.				10/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856416	XXX	XXX		A	29372659	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Disclosure provided in the file does not contain the required list of agencies.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856545	XXX	XXX		A	29372755	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/XX/2020 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in a FEMA Disaster Area.  Provide a post-disaster inspection verifying there was no damage is required.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														1/XX/2021		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: BPO provided reflecting no damage.
204856545	XXX	XXX		A	29372756	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM loan program disclosure not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		1/XX/2021	1/XX/2022	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856545	XXX	XXX		A	29372757	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
										Fee increased without a valid change of circumstance. Cure was not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2021	1/XX/2022	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856545	XXX	XXX		A	29372758	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
										Fee increased without a valid change of circumstance. Cure was not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2021	1/XX/2022	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856545	XXX	XXX		A	29372759	compliance	2	Missing Document: Missing Lender's Initial 1003		Signed Initial 1003 was not provided for both borrowers.				1/XX/2021		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM		2023/XX/29: Missing Initial signed/dated 1003. 2023/XX/30: Missing Signed/dated Initial 1003.
204856545	XXX	XXX		A	29372760	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	CHARM loan program disclosure not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		1/XX/2021	1/XX/2022	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856545	XXX	XXX		A	29372761	property	1	Loan is missing secondary valuation product required for securitization.		The file is missing a copy of the secondary valuation required for securitization purposes. Loan amount > $XXX requires two full appraisals.				1/XX/2021		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: Client not securitizing loan.
204856545	XXX	XXX		A	29372762	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2020)	Verification appraisal was delivered to borrower was not provided.				1/XX/2021		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856545	XXX	XXX		A	29372763	credit	2	Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.	Index: LIBOR - 1 Year (Daily); Note Date: 01/XX/2021					1/XX/2021		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856462	XXX	XXX		A	29372793	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in a FEMA disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														2/XX/2016		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Temporary SHQM (GSE/Agency Eligible)		2023/XX/01: BPO provided reflects no damage.
204856462	XXX	XXX		A	29372795	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				2/XX/2016		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856462	XXX	XXX		A	29372796	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.30 is less than Guideline PITIA months reserves of 6.00.	Reserves are required and file is short 4.70 months.				2/XX/2016		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856508	XXX	XXX		A	29372797	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2016)
										Verification of appraisal was delivered to borrower not provided in file.		There is generally no Assignee Liability.		4/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856508	XXX	XXX		A	29372798	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2016	4/XX/2017	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856508	XXX	XXX		A	29372799	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														4/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Temporary SHQM (GSE/Agency Eligible)		2023/XX/01: BPO provided reflects no damage.
204856557	XXX	XXX		A	29373062	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2020 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					6/XX/2020		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
204856557	XXX	XXX		A	29373063	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					6/XX/2020		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856557	XXX	XXX		A	29373064	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial LEnder 1003 is missing				6/XX/2020		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM		2023/XX/25: Missing signed and dated initial application.
204856557	XXX	XXX		A	29373065	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		We need replacement cost estimator or letter of explanation in file				6/XX/2020		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856557	XXX	XXX		A	29373066	credit	3	REO Documents are missing.	Address: ZZZ, FL HOA Verification	Missing HOA document for property XXX				6/XX/2020		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856557	XXX	XXX		A	29373067	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account document is missing		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2020		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856557	XXX	XXX		A	29373068	credit	3	AUS/Guideline Findings: All conditions were not met		Missing complete appraisal with interior and exterior photos.				6/XX/2020		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856557	XXX	XXX		A	29373069	credit	3	Missing Document: Appraisal not provided						6/XX/2020		CA	Refinance - Rate/Term	Primary	No	D	D	D	D	07/06/2023						Safe Harbor QM
204856580	XXX	XXX		A	29373090	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					6/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
204856580	XXX	XXX		A	29373091	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	The file was missing evidence the CHARM Booklet was provided to borrower within 3 days of initial application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856580	XXX	XXX		A	29373093	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM disclosure in loan file is provided at closing. The file was missing a copy of executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856371	XXX	XXX		A	29373094	compliance	2	Missing Document: Missing Lender's Initial 1003						2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856371	XXX	XXX		A	29373095	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
204856371	XXX	XXX		A	29373096	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Most recent Valuation Inspection report is missing after the most recent FEMA Disaster.				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
204856371	XXX	XXX		A	29373097	compliance	1	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)					2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: Verification Appraisal was sent to the Borrower via e-mail was provided.
204856371	XXX	XXX		A	29373098	compliance	1	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/01/XX/2018)					2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: Verification Appraisal was sent to the Borrower via e-mail was provided.
204856371	XXX	XXX		A	29373099	compliance	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.30681% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)

The qualifying DTI ratio excluded a monthly auto lease payment of $XXX.  Including all debts reported on the credit report not being paid off at closing, the DTI ratio is 52.31%, causing the loan to waterfall through the QM Testing.
														2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: Verified auto lease payment of $XXX is paid by the Borrower’s employer. Previous twelve (12) months payment history provided
204856371	XXX	XXX		A	29373100	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - Pre October 2018
TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 41,035.04 on Final Closing Disclosure provided on 02/XX/2018 are overdisclosed. (Final/02/XX/2018)
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856371	XXX	XXX		A	29373101	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2018	2/XX/2019	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856371	XXX	XXX		A	29373102	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2018	2/XX/2019	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856371	XXX	XXX		A	29373103	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	The borrower is short verified reserves and the DTI exceeds the maximum allowed by guidelines, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/25/2023		Yes			Non QM
2023/XX/18: Borrower has $XXX held in XXX #XXX checking account which meets 12mo reserve requirements at note rate.  However DTI exceeds maximum allowed by guidelines.

2023/XX/25: Duplicate and/or waterfall exception
																																2023/XX/21: Asset issue has been resolved; however, DTI remains an issue and finding remains open. 2023/XX/14: Loan was re designated to Non QM
204856371	XXX	XXX		A	29373104	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
The qualifying DTI ratio excluded a monthly auto lease payment of $XXX.  Including all debts reported on the credit report not being paid off at closing, the DTI ratio is 52.31%, causing the loan to waterfall through the QM Testing.

Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
														2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: Verified auto lease payment of $XXX is paid by the Borrower’s employer. Previous twelve (12) months payment history provided
204856371	XXX	XXX		A	29373105	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.30681% exceeds Guideline total debt ratio of 43.00000%.	The qualifying DTI ratio excluded a monthly auto lease payment of $XXX. Including all debts reported on the credit report not being paid off at closing, the DTI ratio is 52.31%.				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM
2023/XX/27: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.79344% moderately exceeds the guideline maximum of 43.00% due to the Lender Qualification Rate (Note Rate 3.375%) compared to the Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment (4.39633%) resulting in a higher qualifying First Mortgage P&I payment.

2023/XX/27: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.79344% moderately exceeds the guideline maximum of 43.00% due to the Lender Qualification Rate (Note Rate 3.375%) compared to the Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment (4.39633%) resulting in a higher First Mortgage P&I payment.
All conditions

204856371	XXX	XXX		A	29373106	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The borrower is short verified reserves and the DTI exceeds the maximum allowed by guidelines, causing the loan to waterfall through the QM Testing.				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/13: Nothing was provided to resolve DTI or reserve exceptions. 2023/XX/27: Utilizing the Note Rate as the Qualification Method resulted in a lower PITIA and Reserves of 12.23 months.
204856371	XXX	XXX		A	29373107	credit	1	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.13 is less than Guideline PITIA months reserves of 12.00.	When the funds are excluded for the balance the 30 day account, the borrower has insufficient verified assets for the 12 month reserve requirement.				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: Utilizing the Note Rate as the Qualification Method resulted in a lower PITIA and Adjusted Reserves of 12.23 months.
204856371	XXX	XXX		A	29373108	compliance	1	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The borrower is short verified reserves and the DTI exceeds the maximum allowed by guidelines, causing the loan to waterfall through the QM Testing.				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: All conditions met due to verification of Auto Lease Payment of $XXX paid by Third Party (Borrower's employer).
204856371	XXX	XXX		A	29373109	credit	1	AUS/Guideline Findings: All conditions were not met		The qualifying DTI ratio excluded a monthly auto lease payment of $XXX. Including all debts reported on the credit report not being paid off at closing, the DTI ratio is 52.31%.				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: All conditions met due to verification of Auto Lease Payment of $XXX paid by Third Party (Borrower's employer).
204856371	XXX	XXX		A	29373110	compliance	1	Appendix Q Liabilities – Invalid Exclusion Basis	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.	XXX Auto Lease Payment of $XXX paid by Third Party (Borrower's employer).				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: Agree: XXX Auto Lease Payment of $XXX paid by Third Party (Borrower's employer) liability has been excluded from DTI calculation for a prohibited reason. 2023/XX/25: Agree with error	2023/XX/21: Rebuttal comment indicates client agrees with finding. Finding remains open. 2023/XX/14: Loan was re designated to Non QM
204856371	XXX	XXX		A	29373111	compliance	2	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.79344% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)

The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.79344% moderately exceeds the guideline maximum of 43.00% due to the Lender Qualification Rate (Note Rate 3.375%) compared to the Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment (4.39633%) resulting in a higher qualifying First Mortgage P&I payment.
														2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023	09/26/2023	Yes				Non QM		2023/XX/27: Qualifying method for Portfolio Guidelines utilized the Note Rate 2023/XX/14: re opened 2023/XX/14: Comp factors used to waive exception
204856371	XXX	XXX		A	29373112	credit	1	Asset documentation requirements not met.		Asset documentations requirement not met due to calculated PITIA months reserves of 11.13 is less than Guideline PITIA months reserves of 12.00.				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: Utilizing the Note Rate as the Qualification Method resulted in a lower PITIA and Reserves of 12.23 months.
204856371	XXX	XXX		A	29373113	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

There are guideline deficiencies related to asset doc requirements calculated PITIA months reserves of 11.13 is less than Guideline PITIA months reserves of 12.00) which could result in a risk to the borrower's ability to repay.
														2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: Utilizing the Note Rate as the Qualification Method resulted in a lower PITIA and Reserves of 12.23 months.
204856371	XXX	XXX		A	29373114	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).Qualifying method for Portfolio Guidelines utilized the Note Rate				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/14: Loan was re designated to Non QM
204856371	XXX	XXX		A	29373115	compliance	1	General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.79% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)

The DTI calculated in accordance with the 1026.43(c)(5) of 45.79% due to the Qualification Method Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment (4.39633%) resulting in a higher First Mortgage P&I payment moderately exceeds the guideline maximum of 43.00%.
														2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Note reflects 7/1 ARM fully amortizing product. Usage of note rate to qualify meets QM and ATR. However, since exclusion of auto lease payment was not permitted without an exception, DTI still exceeds 43%.

2023/XX/25: Agree with auto lease payment error and impact to DTI

2023/XX/03: Lender guides reflect the subject payment is based on the note rate, however the standard qualification method of Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment is causing the DTI to exceed the lender's maximum DTI. DD is unable to clear this exception.

2023/XX/21: Client rebuttal indicates agreement with DTI issue. Finding remains open.

2023/XX/14: Loan was re designated to Non QM

204856371	XXX	XXX		A	29373116	credit	2	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.79344% exceeds Guideline total debt ratio of 43.00000%.	Changed to Non qm and updated qual method causes DTI to Exceed allowable.				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023	09/14/2023	Yes				Non QM		2023/XX/14: Comp factors used to waive exception
204856371	XXX	XXX		A	29373117	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.13 is less than Guideline PITIA months reserves of 12.00.	Loan is short reserves due to qual method Change.				2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
204856371	XXX	XXX		A	29373119	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was re designated as non qm		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		2/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	A	A	07/06/2023						Non QM
204856550	XXX	XXX		A	29373245	credit	1	Missing Document: Missing Final 1003		File is missing the final fully executed application.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: 1003 provided.
204856550	XXX	XXX		A	29373246	compliance	2	Missing Document: Missing Lender's Initial 1003		File is missing the fully executed initial application.				3/XX/2019		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
204856550	XXX	XXX		A	29373247	credit	3	Missing Document: Flood Certificate not provided		The file is missing a copy of the Flood Certificate.				3/XX/2019		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						Non QM
204856550	XXX	XXX		A	29373248	credit	1	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance provided is not a Final Policy.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Hazard policy prrrrrovided.
204856550	XXX	XXX		A	29373249	compliance	1	Missing Document: Note - Subject Lien not provided		The file is missing an Executed Note for the Subject Property.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Note provided.
204856550	XXX	XXX		A	29373250	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster Area.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														3/XX/2019		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						Non QM
204856550	XXX	XXX		A	29373251	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The file is missing a copy of the E-sign Consent Agreement.				3/XX/2019		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						Non QM
204856550	XXX	XXX		A	29373252	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)	Verification appraisal was delivered to borrower was not provided.				3/XX/2019		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
204856550	XXX	XXX		A	29373253	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2019		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
204856550	XXX	XXX		A	29373254	compliance	1	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019)	Earlier receipt not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: Trailing Closing Disclosure Issued and fully executed on 03/XX/2019 provided.
204856550	XXX	XXX		A	29373256	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Additional year of income docs provided.
204856550	XXX	XXX		A	29373257	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Additional signed returns provided
204856550	XXX	XXX		A	29373258	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of Note				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Additional year of income docs provided.
204856550	XXX	XXX		A	29373259	compliance	1	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)	XXX – Missing YTD P&L and Balance Sheet and Third Party Verification				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Dispute: P&L/BS not required on real estate holding companies in 2013. Concur: However, secy of state verification in file located under Self Emplyed Income revision date 4/XX/19 4:49 reports Active status with no derogatory evidence as of 3/XX/19 but not within 10 days of note. No comment on declining trend at 27%.

2023/XX/25: Agree with error, duplicate/waterfall exception. Disagree regarding 3rd party verification: self employed verifications were required to be completed within 30 days of note date prior to May 2021. Sunbiz.org is dated 3/XX/19 and note date is 4/XX/19, which meets the 30 day requirement.

2023/XX/13: File is missing a signed/dated year to date P&L, Balance sheet and third party verification verifying dates of operation, good standing and active at closing. In addition, borrower is showing a sharp decline in income without an explanation.

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/21: XXX. Provide missing fully executed and complete YTD Profit and Loss, Balance sheet and Commentary on declining earnings over the analysis period. Trailing Third Party Verification (Sunbiz.org dated 03/XX/2019) provided. Exception remains.

2023/XX/14: Loan was re designated to Non QM

204856550	XXX	XXX		A	29373260	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of Note
												Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/13: Reviewed all trailing docs, however the documents listed within the exception for each entity was not provided.

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/21: XXX, XXX, XXX, XXX and XXX - missing fully executed and complete YTD Profit and Loss and Balance Sheet. Exception remains.

2023/XX/14: Loan was re designated to Non QM

204856550	XXX	XXX		A	29373261	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.				3/XX/2019	3/XX/2020	CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
204856550	XXX	XXX		A	29373262	compliance	1	Appendix Q Liabilities – Invalid Exclusion Basis	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.	Auto Expense paid by business. Bank Statements provided.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Dispute: Auto Expenses paid by business, verified by bank statements was allowed in 2013.

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines XXX section 305-4.2 states "Debts paid by the Borrower's business will not be considered in the Borrower's ratios…"

2023/XX/21: Verified Lease payment paid by business. Bank statements provided. Exclusion reason (Paid by Business) is not permitted by Appendix Q. Exception Remains.

2023/XX/14: Loan was re designated to Non QM

204856550	XXX	XXX		A	29373263	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Qualification Method utilized as per guidelines which is non compliant.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/13: Updated to ARM method. 2023/XX/14: re opened 2023/XX/14: Loan has been re designated to Non qm
204856550	XXX	XXX		A	29373264	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of Note
														3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Dispute: P&L/BS not required on real estate holding companies in 2013. Concur: However, secy of state verification in file located under Self Emplyed Income revision date 4/XX/19 4:44 reports Active status with no derogatory evidence as of 3/XX/19 but not within 10 days of note.

2023/XX/25: Duplicate and/or waterfall exception

2023/XX/13: Reviewed all trailing docs, however the documents listed within the exception for each entity was not provided.

2023/XX/28: Trailing documents reviewed; missing documents listed in the exception for each business entity were not provided.

2023/XX/21: XXX, XXX, XXX, XXX and XXX - missing fully executed and complete YTD Profit and Loss and Balance Sheet. Exception remains.

2023/XX/14: Loan was re designated to Non QM

204856550	XXX	XXX		A	29373265	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of Note
														3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Agree with error
2023/XX/13: Reviewed all trailing docs, however the documents listed within the exception for each entity was not provided.

2023/XX/28: Trailing documents reviewed; missing documents listed in the exception for each business entity were not provided.

2023/XX/21: XXX, XXX, XXX, XXX and XXX - missing fully executed and complete YTD Profit and Loss and Balance Sheet. Exception remains.

2023/XX/14: Loan was re designated to Non QM

204856550	XXX	XXX		A	29373266	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Total Debt to Income Ratio exceeds 43%
Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
														3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			Non QM		2023/XX/03: Received required documentation. Condition cleared.
204856550	XXX	XXX		A	29373267	compliance	1	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 50.60649% and based on 1026.43(c)(5) of 54.21% significantly exceed the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
										The DTIs calculated of 50.60649% exceeds the guideline maximum of 43.00%.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/13: Based on verified taxes, DTI is higher. 2023/XX/14: re opened 2023/XX/14: Cleared
204856550	XXX	XXX		A	29373268	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.27914% exceeds Guideline total debt ratio of 43.00000%.	Calculated investor qualifying total debt ratio of 50.60649% exceeds Guideline total debt ratio of 43.00000%.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			Non QM
2023/XX/01: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 50.60649% exceeds Guideline total debt ratio of 43.00000%.

2023/XX/03: Received required documentation. Condition cleared.

204856550	XXX	XXX		A	29373269	credit	1	Income documentation requirements not met.
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of Note
														3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception	2023/XX/21: XXX, XXX, XXX, XXX and XXX - missing fully executed and complete YTD Profit and Loss and Balance Sheet. Exception remains. 2023/XX/14: Loan was re designated to Non QM
204856550	XXX	XXX		A	29373270	credit	3	REO Documents are missing.	Address: ZZZ, FL Insurance Verification, Tax Verification	Missing evidence of Taxes and Insurance for REO XXX, FL				3/XX/2019		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						Non QM	2023/XX/18: Dispute: XXX tax from prop prof 12,247. Concur: No evidence of ins on XXX or Tax/Ins on XXX. 2023/XX/25: Agree with error	2023/XX/21: Provide missing Tax and Insurance verification for XXX FL. Exception Remains. 2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.
204856550	XXX	XXX		A	29373271	compliance	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.67634% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
										Added 6.13.23 DTI was further increased due to verified property taxes.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: DTI lowered to 46% based on additional income docs provided.
204856550	XXX	XXX		A	29373272	compliance	1	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.19539% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
										DTI lowered to 46% based on additional income docs provided.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/13: Discrepancy is due to qualification method of the interest rate. 2023/XX/13: Updated qualification method. Cleared. 2023/XX/14: reopened 2023/XX/14: Cleared
204856550	XXX	XXX		A	29373273	compliance	1	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 43.15276% and based on 1026.43(c)(5) of 46.20% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
										Discrepancy is due to qualification method of the interest rate.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/28: DTI reduced Qualification method. 2023/XX/14: re opened 2023/XX/14: Cleared
204856550	XXX	XXX		A	29373274	compliance	2	General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.14% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
										The DTI calculated in accordance with the 1026.43(c)(5) of 45.14% moderately exceeds the guideline maximum of 43.00%.				3/XX/2019		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023	09/14/2023	Yes				Non QM		2023/XX/28: DTI reduced Qualification method. 2023/XX/14: re opened 2023/XX/14: Loan has been re designated to Non qm 2023/XX/14: Re open 2023/XX/14: comp factors used to waive exception
204856550	XXX	XXX		A	29373275	compliance	1	General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 48.47% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
										The DTI calculated in accordance with the 1026.43(c)(5) of 48.47% significantly exceeds the guideline maximum of 43.00%.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			Non QM		2023/XX/03: Received required documentation. Condition cleared.
204856550	XXX	XXX		A	29373277	credit	2	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.36267% exceeds Guideline total debt ratio of 43.00000%.	Calculated investor qualifying total debt ratio of 45.36267% exceeds Guideline total debt ratio of 43.000				3/XX/2019		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023	09/14/2023	Yes				Non QM		2023/XX/14: comp factors used to waive exception
204856550	XXX	XXX		A	29373278	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was restated to Non Qm		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2019		CA	Purchase	Second Home	No	B	B	A	A	07/06/2023						Non QM
204856495	XXX	XXX		A	29373382	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
										Initial rate change date is XX June 2019. However, Final TIL is showing XX July 2019 as rate change Date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2017	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856495	XXX	XXX		A	29373383	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.	Initial rate change date is XX June 2019. However, Final TIL is showing XX July 2019 as rate change Date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2017	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856495	XXX	XXX		A	29373384	credit	3	REO Documents are missing.	Address: ZZZ, CA Statement, Tax Verification	Mortgage statement & Tax verification documents not provided for XXX, CA				5/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
2023/XX/18: Property Profile for XXX confirms this is a commercial property (8 units). (uploaded 4/XX/2023, 8:44am). While there is a new $XXXK mortgage on this property, the u/w used $XXX/mo payment to qualify.  Using 1% payment was an acceptable practice, as the new loan is in the name of the borrower's spouse (non-borrower).

2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/21: Tax Verification provided for XXX CA. Provide updated statement reflecting new balance and monthly payment amount. Exception remains.

204856495	XXX	XXX		A	29373385	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2014 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					5/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
204856495	XXX	XXX		A	29373386	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	The file is testing against the standard Appendix Q guidelines due to loan not being salable. Lease agreement is not provided for XXX, CA .				5/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM	2023/XX/18: XXX is a commercial property, as verified by property profile in file. Lease agreements not required for commercial properties.	2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/21: Standard Appendix Q testing requires the Lease to be provided for XXX CA. Exception remains.
204856495	XXX	XXX		A	29373387	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5) due to the loan not being salable and is testing against the Appendix Q standard guidelines. The closing date of the sale of the non-subject REO, used for funds to close, is dated 5/XX/14. The final HUD for the subject REO is dated 5/XX/14. The note date of the subject is 5/XX/14.
														5/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/02: Trailing docs did not contain any docs to clear this exception.
204856495	XXX	XXX		A	29373388	compliance	2	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.	Transfer Tax $XXX was disclosed on the final HUD and not added to the GFE, and there is not vailed COC and cure provided to borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856495	XXX	XXX		A	29373389	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	The file is testing against the standard Appendix Q guidelines due to loan not being salable and missing documents.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	B	B	07/06/2023						Non QM	2023/XX/18: the only item missing is the P&L/BS for the entities, but with the increasing and stable source of income for these entities, it is not of concern and otherwise met all guidelines and ATR.	2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/21: Provide fully executed and complete YTD P&L and Balance Sheet for XXX and XXX. Exception remains.
204856495	XXX	XXX		A	29373390	compliance	1	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Equity from sale of property/Equity On Sold Property)
The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5) due to the loan not being salable and is testing against the Appendix Q standard guidelines. The closing date of the sale of the non-subject REO, used for funds to close, is dated 5/XX/14. The final HUD for the subject REO is dated 5/XX/14. The note date of the subject is 5/XX/14.

Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														5/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM
2023/XX/18: Final closing statement for XXX was dated 5/XX/2014. Per notes on the final settlement statement, the proceeds were used to payoff tax liens - not used for funds to close the subject transaction. (Estimated HUD document uploaded 4/XX/23 at 8:55am, pages 3-4)
																																2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/21: Verified Closing Date (05/XX/2014) and Transfer Check dated 05/XX/2014 for XXX 05/XX/2014. Exception Cleared.
204856495	XXX	XXX		A	29373392	credit	2	Incomplete Document: 1003 Initial - Lender's is incomplete		Missing signed/dated initial application.				5/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856495	XXX	XXX		A	29373393	credit	3	Credit Exception:		per guidelines, A letter of explanation stating the purpose for the cash-out is required when the amount of cash out is $XXX or more. Cash out amount is $XXX, missing letter.				5/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
204856495	XXX	XXX		A	29373394	credit	3	Income Docs Missing:	Borrower: XXX Balance Sheet, P&L Statement	Required and missing for both businesses, 1065 and 1120S.				5/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM	2023/XX/18: No P&L or balance sheet in the file for the two entities (XXX and XXX), but income is stable and increasing. Income is from rental properties owned and there is no concern.
2023/XX/02: Updated comment, missing P&L Statements and balance sheets for Partnerships, XXX and XXX. Condition remains.

2023/XX/21: Provide fully executed and complete YTD P&L and Balance Sheet for XXX and XXX. Exception remains.

204856473	XXX	XXX		A	29373427	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					4/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
204856473	XXX	XXX		A	29373428	credit	3	Missing Document: Fraud Report not provided		Fraud report is missing in loan file				4/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856473	XXX	XXX		A	29373429	credit	3	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX	Fraud report is missing in loan file				4/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856473	XXX	XXX		A	29373430	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign consent is missing in loan file				4/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856473	XXX	XXX		A	29373431	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	ARM disclosure is missing in loan file		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2017	4/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856473	XXX	XXX		A	29373432	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet is missing in loan file		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2017	4/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856473	XXX	XXX		A	29373433	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Failure due to 1120S and 1040s not signed which is a requirement per guideline.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		4/XX/2017		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						Non QM
204856473	XXX	XXX		A	29373434	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017)	Appraisal not delivered to borrower within 3 days of consummation.				4/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856473	XXX	XXX		A	29373435	compliance	2	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12401500)
The documentation entered for this income source lacks sufficient date/duration information to verify the 2 year history as required by Appendix Q. Missing the most recent personal and buisness tax returns, signed and dated.
														4/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856473	XXX	XXX		A	29373436	compliance	3	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	1120S and 1040s not signed which is a requirement per guideline. Missing the YTD balance sheet.				4/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856473	XXX	XXX		A	29373437	compliance	2	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 03/XX/2017. (XXX XXX/S-Corp)
										1120S and 1040s not signed which is a requirement per guideline.				4/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856473	XXX	XXX		A	29373438	credit	3	Income Docs Missing:	Borrower: XXX Balance Sheet	Missing a YTD balance sheet for the business.				4/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856473	XXX	XXX		A	29373439	credit	3	Missing Document: HELOC Agreement not provided		Missing for the secondary of $XXX to give a payment break down.				4/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856473	XXX	XXX		A	29373440	credit	3	Missing Document: Donor Check not provided		Missing the donor withdrawal for the gift sent to the escrow of $XXXK.				4/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856479	XXX	XXX		A	29373699	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2018)
												There is generally no Assignee Liability.		7/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856479	XXX	XXX		A	29373700	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856479	XXX	XXX		A	29373702	compliance	2	TRID Final Closing Disclosure Contact Information - Lender
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2018)

ntegrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2018)
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2018	7/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856479	XXX	XXX		A	29373703	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
										Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2018	7/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856479	XXX	XXX		A	29373704	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2018	7/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856479	XXX	XXX		A	29373705	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2009					7/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Safe Harbor QM		2023/XX/02: VVOE was provided.
204856479	XXX	XXX		A	29373706	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					7/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: BPO provided reflects no damage.
204856479	XXX	XXX		A	29373707	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 07/XX/2018					7/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856534	XXX	XXX		A	29373872	compliance	3	Other Compliance Exception (Manual Add)		Closing CD dated 1/XX/2016 was signed by borrower, however signature date is dated 1/XX/2015.				1/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856534	XXX	XXX		A	29373873	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The most Disaster end date was on XX/XX/XXXX however no inspection report(post disaster) is present in the file				1/XX/2016		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: Received BPO confirming no damage.
204856534	XXX	XXX		A	29373874	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverge shortfall of $XXX.				1/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856534	XXX	XXX		A	29373875	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	Unable to determine Homeownership Counseling List was provided due to missing information.	Homeownership Counseling List was provided with signature however no date was mentioned.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		1/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856534	XXX	XXX		A	29373876	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2015)	Receipt of appraisal did not provide to the borrower within 3 business days to the closing.				1/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856534	XXX	XXX		A	29373877	compliance	2	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
										Lender Credit decreased without a valid change of circumstance. Cure was not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2016	1/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856534	XXX	XXX		A	29373878	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Evidence of receipt of CHARM booklet is not in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		1/XX/2016	1/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856532	XXX	XXX		A	29373993	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/XX/2014 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														1/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: Received BPO confirming no damage.
204856532	XXX	XXX		A	29373994	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 12/XX/2014 Changed Circumstance not provided for GFE dated 12/XX/2014 from GFE dated 12/XX/2014	Changed cirumstance document is missing				1/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856532	XXX	XXX		A	29373995	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	HUD Settlement Cost Booklet is missing		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		1/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856532	XXX	XXX		A	29373996	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.	The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2015	1/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856532	XXX	XXX		A	29373997	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM disclosure is missing		TILA - subject to a 1 year SOL for affirmative claims under TILA		1/XX/2015	1/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856532	XXX	XXX		A	29373998	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Adjustable Rate Mortgages, CHARM Booklet documents missing		TILA - subject to a 1 year SOL for affirmative claims under TILA		1/XX/2015	1/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856532	XXX	XXX		A	29373999	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014)	Right to receive copy of appraisal is missing				1/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856532	XXX	XXX		A	29374000	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage of $XXX is insufficient to cover the loan amount of $XXX..				1/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856575	XXX	XXX		A	29374184	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856466	XXX	XXX		A	29374199	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)	No proof of appraisal being sent to borrower 3 days prior to closing.				3/XX/2016		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856466	XXX	XXX		A	29374200	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2016)	The Final Closing Disclosure provided on 03/XX/2016 signed by the borrower 04/XX/2016 which is less than 3 business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2016	4/XX/2017	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856466	XXX	XXX		A	29374201	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The subject property is located in a FEMA Disaster area post-close.  There is no end declared date for the disaster as of yet.   A post-disaster inspection verifying there was no damage to the subject property is required. Most recent disaster end date(XX/XX/XXXX) is provided
														3/XX/2016		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: PDI provided, exception cleared.
204856552	XXX	XXX		A	29374338	property	3	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 01/XX/2018	Per, provided Appraisal documentation unable to determine if Appraiser's license or certification was active at the time of the appraisal.				1/XX/2018		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
204856552	XXX	XXX		A	29374339	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				1/XX/2018		CA	Purchase	Investment	No	A	A	A	A	07/06/2023	05/31/2023		Yes			N/A		2023/XX/31: Received BPO. Condition cleared.
204856552	XXX	XXX		A	29374340	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				1/XX/2018		CA	Purchase	Investment	No	B	B	B	B	07/06/2023						N/A
204856376	XXX	XXX		A	29374433	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Disaster Declaration Date: XX/XX/XXXX is after note date. Recent valuation inspection is missing from the loan file.				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			ATR Fail		2023/XX/31: Received BPO. Condition cleared.
204856376	XXX	XXX		A	29374434	credit	3	Income Docs Missing:	Borrower: XXX VVOE - Employment Only					7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: Agree with finding - there is no WVOE or third party verification of employment for B1 in file, as he is not owner, and no indication on any documentation that VVOE was completed

2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.
																																2023/XX/21: Trailing docs did not contain any docs to clear this exception. 2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.
204856376	XXX	XXX		A	29374435	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856376	XXX	XXX		A	29374436	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)	Verification appraisal was delivered to borrower was not provided.				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856376	XXX	XXX		A	29374437	compliance	2	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Mortgage Payoff is missing in file.				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856376	XXX	XXX		A	29374438	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Verbal Verification of Employment is missing in file.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856376	XXX	XXX		A	29374439	compliance	3	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Verbal Verification of Employment is missing in file.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856376	XXX	XXX		A	29374441	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2006	Verbal Verification of Employment is missing in file.				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856376	XXX	XXX		A	29374442	compliance	3	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										The file is missing the VVOE for the wages source of income, causing the loan to waterfall through the QM Testing.				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856376	XXX	XXX		A	29374443	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The file is missing the VVOE for the wages source of income, causing the loan to waterfall through the QM Testing.				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856376	XXX	XXX		A	29374444	credit	3	Income documentation requirements not met.		The file is missing the VVOE for the wages source of income.				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856500	XXX	XXX		A	29374624	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Disclosure is not file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2021		CA	Refinance - Rate/Term	Second Home	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856500	XXX	XXX		A	29374625	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Disclosure is not in file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2021		CA	Refinance - Rate/Term	Second Home	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856500	XXX	XXX		A	29374626	compliance	2	TRID Interim Closing Disclosure Timing Test
TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 02/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
										Evidence of receipt of disclosure 3 days prior to closing is not file.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2021	2/XX/2022	CA	Refinance - Rate/Term	Second Home	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856500	XXX	XXX		A	29374627	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)
										Title - Endorsement was not listed on Loan Estimate, however on the Final Disclosure its reflects $XXX. A valid change of circumstance is missing. Cure was not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2021	2/XX/2022	CA	Refinance - Rate/Term	Second Home	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856500	XXX	XXX		A	29374628	compliance	2	TRID Final Closing Disclosure Contact Information - Lender
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 02/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/02/XX/2021)
										Final Closing Disclosure provided on 02/XX/2021 did not disclose the required Lender Contact Information		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2021	2/XX/2022	CA	Refinance - Rate/Term	Second Home	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856500	XXX	XXX		A	29374629	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (Final/02/XX/2021)
										Final Closing Disclosure provided on 02/XX/2021 disclosed a finance charge of $XXX, calculated finance charge are $XXX, resulting in a variance of - $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2021	2/XX/2022	CA	Refinance - Rate/Term	Second Home	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856500	XXX	XXX		A	29374630	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial 1003 is not in file.				2/XX/2021		CA	Refinance - Rate/Term	Second Home	No	B	B	B	B	07/06/2023						Safe Harbor QM		2023/XX/29: Missing Initial signed/dated 1003. 2023/XX/30: Missing Signed/dated Initial 1003.
204856500	XXX	XXX		A	29374631	credit	3	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.75472% exceeds Guideline combined loan to value percentage of 70.00000%.	Max CLTV per guidelines is 70.00%. Calculated CLTV of 80.75% exceeds the allowable maximum.				2/XX/2021		CA	Refinance - Rate/Term	Second Home	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856500	XXX	XXX		A	29374632	credit	3	REO Documents are missing.	Address: XXX, CA HOA Verification	Missing HOA, final 1003 reflects a monthly amount of $XXX.				2/XX/2021		CA	Refinance - Rate/Term	Second Home	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856385	XXX	XXX		A	29374687	credit	3	REO Documents are missing.	Address: XXX, CA , Address: XXX, CA Lease Agreement Tax Verification	Tax Verification is missing from file for borrower's primary residency.				5/XX/2018		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
204856385	XXX	XXX		A	29374688	compliance	2	Missing Document: Missing Lender's Initial 1003		Signed Initial 1003 is not in file.				5/XX/2018		CA	Purchase	Investment	No	B	B	B	B	07/06/2023						N/A
204856549	XXX	XXX		A	29374689	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in a FEMA Disaster Area.  Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														3/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Fail		2023/XX/01: BPO provided reflects no damage.
204856549	XXX	XXX		A	29374690	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2015)	Verification appraisal was delivered to borrower was not provided.				3/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374691	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is missing.,		TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2015	3/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374692	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
										Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days		There is generally no Assignee Liability.		3/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374693	credit	1	Income Docs Missing:		File is missing YTD Balance Sheet and Third Party Verification for XXX, Schedule C.				3/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			ATR Fail
2023/XX/18: Agree with finding. Balance sheet is required due to business carrying inventory per sch C and P&L statement. Although balance sheet not provided, the loan file contains sufficient documentation to support the use and stability of income used to qualify (2012/2013 tax returns and full year 2014 profit & loss statement). Tax returns show inventory is less than a 3rd of the total income. Gross revenue has been stable year over year, reflecting a 16% increase in 2014. Net income has also been stable year over year.  ATR is supported.
Copy of business license from XXX valid through 5/2015 included in file along with other acceptable third party verification of business via google search and XXX business page for XXX. Both documents are located under "Verification of Employment"

2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Missing balance sheet and business license in file does not confirm the start date of the business to verify two years of employment. Condition remains.

204856549	XXX	XXX		A	29374694	compliance	2	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12402106)	File is missing YTD Balance Sheet and Third Party Verification for XXX, Schedule C.				3/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374695	compliance	3	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	File is missing YTD Balance Sheet and Third Party Verification for XXX, Schedule C.				3/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Missing balance sheet and business license in file does not confirm the start date of the business to verify two years of employment. Condition remains.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

204856549	XXX	XXX		A	29374696	compliance	3	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)	File is missing YTD Balance Sheet and Third Party Verification for XXX, Schedule C.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														3/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Missing balance sheet and business license in file does not confirm the start date of the business to verify two years of employment. Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856549	XXX	XXX		A	29374698	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	File is missing YTD Balance Sheet and Third Party Verification for XXX, Schedule C.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2015		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Missing balance sheet and business license in file does not confirm the start date of the business to verify two years of employment. Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856549	XXX	XXX		A	29374699	compliance	2	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.	10% tolerance violation without evidence of sufficient cure provided.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374700	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Creditor did not provide HUD Settlement Cost Booklet.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374701	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial Escrow Account Disclosure document is missing.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374702	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374703	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Maximum Ever date correct updated as per TIL document (D0054) i.e. 05/012014 however Compliance date should be 04/XX/2014		TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2015	3/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374704	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.	The TIL max payment date is off by 1 month. Compliance date should be 04/XX/2014		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2015	3/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374705	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate
Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
										The Maximum Ever amount of taxes and insurance on the Final TIL in the amount of $XXX does not match the HUD amount for taxes and insurance amount of $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2015	3/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374706	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM loan program disclosure not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2015	3/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374707	credit	3	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.				3/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374708	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Per guidelines qualification method for 7/1 ARM = Note Rate				3/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374709	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2015	3/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374710	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2015	3/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374711	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2015	3/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374712	compliance	2	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2015	3/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856549	XXX	XXX		A	29374713	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2015	3/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856548	XXX	XXX		A	29374735	compliance	2	Missing Document: Missing Lender's Initial 1003		Required Initial 1003 document which is missing from the file.				3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856548	XXX	XXX		A	29374736	credit	1	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required				3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided reflects no damage.
204856548	XXX	XXX		A	29374737	compliance	3	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)	Borrower is receiving Pension however award letter is missing from the file.				3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856548	XXX	XXX		A	29374738	compliance	3	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)	Co-Borrower is receiving Pension however award letter is missing from the file.				3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856548	XXX	XXX		A	29374739	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020)	Appraisal was not provided to the borrower within 3 business days prior to the note date.				3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856548	XXX	XXX		A	29374740	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Borrower and Co-Borrower is receiving Pension however award letter is missing from the file.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	B	B	07/06/2023						Non QM
204856548	XXX	XXX		A	29374741	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Required Initial Escrow account disclosure document.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856548	XXX	XXX		A	29374742	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020). (Final/03/XX/2020)
										Disclosure reflects Finance Charge $XXX but calculated Finance Charge of $XXX. Variance = -$XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2020	3/XX/2023	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856564	XXX	XXX		A	29374998	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				11/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Risk		2023/XX/01: BPO provided. No damage noted. Cleared.
204856564	XXX	XXX		A	29374999	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856564	XXX	XXX		A	29375001	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2017	11/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856564	XXX	XXX		A	29375002	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2017)
File only contains the Final Closing Disclosure dated 11/XX/2017, which wa signed and dated by the borrower on 11/XX/2017. File is missing evidence the borrowers received the Final Closing Disclosure at least 3 business days prior to the closing date of 11/XX/2017
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2017	11/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856564	XXX	XXX		A	29375003	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to DTI exceeding the maximum in accordance with 1026.43(c)(5).		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		11/XX/2017		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						ATR Risk	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/22: Non-Qualified Mortgage qualifying rate is the greater of the fully indexed rate at fully amortized payment (4.04789%) or the Note Rate at the fully amortized payment (3.875%). The Non QM qualifying rate results in a DTI of 43.33% moderately exceeding the guideline maximum of 43%. Exception remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856564	XXX	XXX		A	29375004	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Per the guidelines, the qualification method for a 7/1 ARM is the Note rate, which does not match the ATR payment calculation methods under 1026.43(c)(5).				11/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk		2023/XX/28: Trailing docs did not contain any docs to clear this exception.
204856564	XXX	XXX		A	29375005	compliance	3	General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 43.33% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
										Utilizing the qualification method under 1026.43(c)(5), DTI exceeds the maximum allowable DTI of 43%.				11/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Qual payment one, if it was a full am ARM and at least 7 years fixed, then it is ok for QM to qualify at note rate.  That was researched and confirmed way back early on for QM. Final DTI on loan is below 43%

2023/XX/25: Agree with error.

2023/XX/13: No new documentation provided, exception remains.

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Non-Qualified Mortgage qualifying rate is the greater of the fully indexed rate at fully amortized payment (4.04789%) or the Note Rate at the fully amortized payment (3.875%). The Non QM qualifying rate results in a DTI of 43.33% moderately exceeding the guideline maximum of 43%. Exception remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856564	XXX	XXX		A	29375006	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Per document in file, ARM Disclosure provided to borrower on 11/XX/2017, which was more than 3 business days after application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2017	11/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856519	XXX	XXX		A	29375056	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The file was missing documentation verifying the borrower's consent to receive electronic documentation.				7/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856519	XXX	XXX		A	29375057	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.”				7/XX/2016		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856519	XXX	XXX		A	29375058	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)					7/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856412	XXX	XXX		A	29375117	compliance	2	Missing Document: Missing Lender's Initial 1003		Lender's Initial signed/dated 1003 is not provided.				6/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856412	XXX	XXX		A	29375118	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Post Disaster Inspection is not provided Disaster End Date XX/XX/XXXX.				6/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856412	XXX	XXX		A	29375119	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)	No evidence in file showing borrower received copy of appraisal.				6/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856412	XXX	XXX		A	29375120	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	File does not contain a valid COC for this fee, cure not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2018	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856412	XXX	XXX		A	29375121	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)	File does not contain a valid COC for this fee, cure not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2018	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856412	XXX	XXX		A	29375122	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2017	6/XX/2018	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856412	XXX	XXX		A	29375123	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2017	6/XX/2018	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856412	XXX	XXX		A	29375124	credit	3	Missing Document: Note - Subordinate Lien not provided		Subordination Lien documents are missing to verify data. Please provide a copy of the fully executed note.				6/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856452	XXX	XXX		A	29375125	credit	1	Income Docs Missing:	Borrower: XXX Paystubs, VVOE - Employment Only, W-2 (2018)					4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375126	compliance	1	Missing Document: Missing Lender's Initial 1003		Required Initial 1003 document which is missing from the file.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/30: Missing Signed/dated Initial 1003. 2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375127	credit	1	Missing Document: Credit Report not provided		Credit report document is missing.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375128	credit	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance coverage amount is insufficient.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375129	compliance	1	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12402230)	The file is missing the VVOE to verify employment dates, causing the loan to waterfall through the QM Testing.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375130	compliance	1	Wages Documentation	Qualified Mortgage (Dodd-Frank 2014): Unable to verity income due to, missing the most recent W2. (XXX XXX/Wages)	The file is missing the most recent W-2, causing the loan to waterfall through the QM Testing.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375131	compliance	1	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Facta Disclosure document is missing.		There is no Assignee Liability.		4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375132	compliance	1	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	Required credit report document which is missing from the file, causing the loan to waterfall through the QM Testing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375133	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	The file is missing the initial loan application date to determine timing requirements, causing the loan to waterfall through the QM Testing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: ExceptionException cleared. cleared.
204856452	XXX	XXX		A	29375134	compliance	1	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing the most recent W2. (XXX XXX/Wages)	The file is missing the initial loan application date to determine timing requirements, causing the loan to waterfall through the QM Testing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375135	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										The file is missing the initial loan application date to determine timing requirements, causing the loan to waterfall through the QM Testing.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375137	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	The file is missing the credit report and income documents required by guidelines, causing the loan to waterfall through the QM Testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375138	compliance	1	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/12402230)	The file is missing the credit report required by guidelines, causing the loan to waterfall through the QM Testing.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375139	compliance	1	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Required RESPA Homeownership Counseling List Status document which is missing from the file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375140	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The file is missing the credit report and income documents required by guidelines, causing the loan to waterfall through the QM Testing.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375141	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure document is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2019	4/XX/2020	IL	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856452	XXX	XXX		A	29375143	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2019	4/XX/2020	IL	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856452	XXX	XXX		A	29375144	compliance	2	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)

TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Fee Amount of $XXX Less than the amount of binding lender credit -2540. Insufficient or no cure was provided to the borrower
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2019	4/XX/2020	IL	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856452	XXX	XXX		A	29375145	compliance	2	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2019, prior to three (3) business days from transaction date of 04/XX/2019.	Subject loan transaction disbursed on 04/XX/2019, prior to three (3) business days from transaction date of 04/XX/2019.		TILA ROR - 3yrs for rescindable transactions.		4/XX/2019	4/XX/2022	IL	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856452	XXX	XXX		A	29375146	compliance	2	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The right to cancel expected expire on 4/XX/2019 however as per the right to cancel document it is expiring(4/XX/2019) prior to the expected date.		TILA ROR - 3yrs for rescindable transactions.		4/XX/2019	4/XX/2022	IL	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856452	XXX	XXX		A	29375147	credit	1	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of is less than Guideline representative FICO score of 660.	The file is missing the credit report required by guidelines to verify the qualifying credit score.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Safe Harbor QM		2023/XX/02: Credit report was provided.
204856452	XXX	XXX		A	29375148	credit	1	Income documentation requirements not met.		The file is missing the W-2, VVOE and paystubs for the borrower.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Safe Harbor QM		2023/XX/02: VVOE, paystubs, and W2's were provided.
204856452	XXX	XXX		A	29375149	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2013	Required VVOE document with in 10 business days to note date.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Safe Harbor QM		2023/XX/02: VVOE was provided.
204856452	XXX	XXX		A	29375150	compliance	1	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
10% tolerance was exceeded by $XXX due to increase of title - settlement/closing, title - courier/express mail/Messenger Fee, title - wire/funding/disbursement Fee, and Title - policy guarantee fee .  No valid COC provided, nor evidence of cure in file.
														4/XX/2019	4/XX/2020	IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375151	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Safe Harbor QM		2023/XX/13: Exception cleared.
204856452	XXX	XXX		A	29375152	credit	3	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX	After review of trailing documents new exception generated.				4/XX/2019		IL	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856465	XXX	XXX		A	29375243	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Most recent inspection is after latest FEMA disaster declaration.				5/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856465	XXX	XXX		A	29375244	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Disclosure is not in file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856465	XXX	XXX		A	29375245	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2017)
File only contains the Final Closing Disclosure dated 05/XX/2017, which was signed and dated by the borrowers on 05/XX/2017. File is missing evidence the borrowers received the Final Closing Disclosure at least 3 business days prior to the closing date of 05/XX/2017.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2017	5/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856435	XXX	XXX		A	29375494	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				12/XX/2015		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023						N/A
204856435	XXX	XXX		A	29375495	credit	3	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.		interior not covered in blanket policy. Ho-6 Policy not provided.				12/XX/2015		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
204856435	XXX	XXX		A	29375496	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	“The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.”				12/XX/2015		CA	Refinance - Rate/Term	Investment	No	A	A	A	A	07/06/2023	06/01/2023		Yes			N/A		2023/XX/01: Received BPO confirming no damage.
204856435	XXX	XXX		A	29375497	credit	3	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Flood Insurance Coverage Amount is insufficient.				12/XX/2015		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
204856435	XXX	XXX		A	29375498	credit	3	REO Documents are missing.	Address: ZZZ, CA Insurance Verification, Statement, Tax Verification	XXX, CA: REO Documents are missing - Insurance Verification, Statement, Tax Verification				12/XX/2015		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
204856435	XXX	XXX		A	29375499	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 11/XX/2015	File does not contain documentation from lender/seller confirming the condo is warrantable.				12/XX/2015		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
204856578	XXX	XXX		A	29375682	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there were no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														4/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856578	XXX	XXX		A	29375684	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Loan Discount Points was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2018	4/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856578	XXX	XXX		A	29375685	compliance	3	Federal LO Compensation Dual Compensation Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.	Final Closing Disclosure is showing two Fees paid to Broker. In Section A, the YSP and in the Section B - Credit report
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or (effective 1/10/14) the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages. Given the potential for enhanced damages when asserting a violation as a matter of defense by recoupment or set-off in an action to collect the debt, exceptions on loans with application taken on or after 1/10/2014 are not downgraded based on SOL.
														4/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856578	XXX	XXX		A	29375686	credit	3	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
Per the guidelines, for borrowers who have been renting, rental verification from the landlord is required for the 12 month preceding the loan application.  Per final 1003, Borrower has rented for the 5 months prior to subject loan closing, and owned the prior residence.  Credit report contains mortgage history from 6/2016 through 11/2017; however, subject loan closed 4/2018.  Please provide the VOR for the months of 12/2017 through 3/2017.  If from a private individual, canceled checks or bank statements will also be required.
														4/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856578	XXX	XXX		A	29375687	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Earliest ARM Disclosure in file is dated 2/XX/2018 which is more than 3 business days after application date of 2/XX/2018.		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2018	4/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856578	XXX	XXX		A	29375688	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Earliest ARM Disclosure in file is dated 2/XX/2018 which is more than 3 business days after application date of 2/XX/2018.		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2018	4/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856578	XXX	XXX		A	29375689	credit	3	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution:XXX // Account Type: Stocks / Account Number: XXX	Provide updated statements dated within 90 days of the Note date for account ending in XXX.				4/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856468	XXX	XXX		A	29375690	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)
										Signed and date tax returns for the most recent year is not provided.				8/XX/2019		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856468	XXX	XXX		A	29375691	compliance	2	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2019)	TILA-RESPA Integrated Disclosure - Loan Disclosures: Neither "Escrow Declined" nor "Lender does not offer Escrow" box is not checked on Final Closing Disclosure.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2019	8/XX/2020	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856468	XXX	XXX		A	29375692	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Disclosure: ARM Disclosure is not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2019	8/XX/2020	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856468	XXX	XXX		A	29375693	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Disclosure: CHARM Booklet is not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2019	8/XX/2020	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856468	XXX	XXX		A	29375694	compliance	2	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Truth in Lending Act: H-9 Form Notice of Right to Cancel is not provided in file.
TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
														8/XX/2019	8/XX/2022	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856468	XXX	XXX		A	29375695	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					8/XX/2019		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: Received BPO confirming no damage.
204856516	XXX	XXX		A	29375696	compliance	2	TILA - Final TIL Missing	Missing Final TIL.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2015	8/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856516	XXX	XXX		A	29375697	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2015	8/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856516	XXX	XXX		A	29375698	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2015)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856516	XXX	XXX		A	29375699	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
										Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application.		There is generally no Assignee Liability.		8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856516	XXX	XXX		A	29375700	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Initial TIL was not sent within three (3) business days of the creditor application date.		TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2015	8/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856516	XXX	XXX		A	29375701	compliance	2	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.			TILA ROR - 3yrs for rescindable transactions.		8/XX/2015	8/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856516	XXX	XXX		A	29375702	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Missing RESPA Servicing Disclosure		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856516	XXX	XXX		A	29375703	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856516	XXX	XXX		A	29375704	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Most recent inspection date is missing				8/XX/2015		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: Received BPO. Condition cleared.
204856516	XXX	XXX		A	29375705	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance coverage amount in the amount of $XXX is insufficient which includes replacement coverage of $XXX plus extended coverage of $XXX.There is a shortfall of $XXX				8/XX/2015		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856516	XXX	XXX		A	29375706	credit	3	REO Documents are missing.	Address: XXX, CA Insurance Verification	Hazard insurance is missing				8/XX/2015		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856516	XXX	XXX		A	29375707	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015	Not provided				8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856516	XXX	XXX		A	29375708	compliance	2	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. Due to Notice of Special Flood Hazard Disclosure date of 08/XX/2015.		Liability for violations cannot be transferred to a subsequent purchaser of a loan.		8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856459	XXX	XXX		A	29375784	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Loan file is missing a Post-Disaster Inspection report				9/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856459	XXX	XXX		A	29375785	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account disclosure missing from file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856459	XXX	XXX		A	29375786	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee increased without a valid change of circumstance. Cure was not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2016	9/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856459	XXX	XXX		A	29375787	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Disclosure not provided in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		9/XX/2016	9/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856459	XXX	XXX		A	29375788	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan is an ATR fail due to missing third party verification of the co-borrower's business.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		9/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/06/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/05: Uploaded VOE obtained via internet search XXX
2023/XX/27: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Documents noted in rebuttal comment are not being found in the current doc set. Please submit the applicable documents as a trailing document so review of them can be completed. Finding remains open.

2023/XX/06: Received required documentation. Condition cleared.

204856459	XXX	XXX		A	29375789	compliance	1	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)	Loan file is missing third party verification of the co-borrower's business.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														9/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/06/2023		Yes			Non QM	2023/XX/18: CB VOE dated 9/XX/2016 in file under VOE| 9 pgs, online lookup of Financial Advisors license. 2023/XX/05: Uploaded VOE obtained via internet search XXX
2023/XX/13: Reviewed all trailing documents. The third party verification verifying CB's dates of operation, good standing and active at closing dated within lender guide requirements was not among them. Condition remains.

2023/XX/27: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Documents noted in rebuttal comment are not being found in the current doc set. Please submit the applicable documents as a trailing document so review of them can be completed. Finding remains open.

2023/XX/06: Received required documentation. Condition cleared.

204856459	XXX	XXX		A	29375791	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Verification of employment prior to closing is not in file.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														9/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/06/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/05: Uploaded VOE obtained via internet search XXX
2023/XX/22: Documents noted in rebuttal comment are not being found in the current doc set. Please submit the applicable documents as a trailing document so review of them can be completed. Finding remains open.

2023/XX/06: Received required documentation. Condition cleared.

204856373	XXX	XXX		A	29375978	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					9/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
204856373	XXX	XXX		A	29375979	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					9/XX/2016		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Risk		2023/XX/01: PDI provided, exception cleared.
204856373	XXX	XXX		A	29375980	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						9/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
204856373	XXX	XXX		A	29375981	credit	3	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date 09/XX/2016; Disbursement Date: 09/XX/2016; Note Date: 09/XX/2016; Transaction Date: 09/XX/2016					9/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
204856373	XXX	XXX		A	29375982	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)					9/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856373	XXX	XXX		A	29375983	compliance	2	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
"Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."
														9/XX/2016	9/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856373	XXX	XXX		A	29375984	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The CLTV and DTI ratios exceed the maximum allowed by guidelines, causing the loan to waterfall through the QM Testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		9/XX/2016		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						ATR Risk
2023/XX/18: same as above. Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines. Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.

2023/XX/25: Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

2023/XX/22: As indicated in related findings, qualifying payment was higher than what was being used which is what is causing the DTI to exceed guides.  Additionally, based on the XXX NonAgency guideline set dated 1.8.16 CLTV could be increased to 85% with the XXX concurrent 2nd but subject CLTV still exceeds this.  Finding remains open.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856373	XXX	XXX		A	29375985	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).					9/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856373	XXX	XXX		A	29375987	compliance	2	TRID Final Closing Disclosure AIR Table Subsequent Change Frequency
TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/09/XX/2016)
										Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2016	9/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856373	XXX	XXX		A	29375988	credit	3	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 89.89935% exceeds Guideline combined loan to value percentage of 80.00000%.	The maximum CLTV ratio is 80%, for a 10/1 Interest Only ARM, with a loan amount over $XXX on a primary purchase transaction				9/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
204856373	XXX	XXX		A	29375989	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.84925% exceeds Guideline total debt ratio of 43.00000%.
The guidelines require the qualifying payment to be based on the greater of the note rate plus 2% or the fully-indexed rate.  The qualifying payment is the payment based on the qualifying rate amortized over 20 years (the number of years remaining after the interest-only period ends), which results in a DTI ratio of 46.85%.
														9/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Dispute: Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.

2023/XX/25: Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

2023/XX/22: As indicated in related findings, qualifying payment was higher than what was being used which is what is causing the DTI to exceed guides.  Additionally, based on the XXX NonAgency guideline set dated 1.8.16 CLTV could be increased to 85% with the XXX concurrent 2nd but subject CLTV still exceeds this.  Finding remains open.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856373	XXX	XXX		A	29375990	credit	3	AUS/Guideline Findings: All conditions were not met		The maximum CLTV ratio is 80%, for a 10/1 Interest Only ARM, with a loan amount over $XXX on a primary purchase transaction				9/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines.

2023/XX/25: Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

2023/XX/22: Based on the guidelines in XXX Non Agency 1.8.16 guides, CLTV can be expanded to 85% with concurrent XXX 2nd but subject CLTV is still over this.  Finding remains open.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856373	XXX	XXX		A	29375991	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The CLTV and DTI ratios exceed the maximum allowed by guidelines, causing the loan to waterfall through the QM Testing.				9/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: same as above. Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines. Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.

2023/XX/25: Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

2023/XX/22: As indicated in related findings, qualifying payment was higher than what was being used which is what is causing the DTI to exceed guides.  Additionally, based on the XXX NonAgency guideline set dated 1.8.16 CLTV could be increased to 85% with the XXX concurrent 2nd but subject CLTV still exceeds this.  Finding remains open.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856373	XXX	XXX		A	29375992	compliance	3	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The CLTV and DTI ratios exceed the maximum allowed by guidelines, causing the loan to waterfall through the QM Testing.				9/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: same as above. Dispute: Enhanced CLTV with concurrent XXX HELOC allowed for max. 89.9% under guidelines. Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.

2023/XX/25: Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

2023/XX/22: As indicated in related findings, qualifying payment was higher than what was being used which is what is causing the DTI to exceed guides.  Additionally, based on the XXX NonAgency guideline set dated 1.8.16 CLTV could be increased to 85% with the XXX concurrent 2nd but subject CLTV still exceeds this.  Finding remains open.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856373	XXX	XXX		A	29375993	compliance	3	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 46.84925% and based on 1026.43(c)(5) of 44.37% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)

The guidelines require the qualifying payment to be based on the greater of the note rate plus 2% or the fully-indexed rate.  The qualifying payment is the payment based on the qualifying rate amortized over 20 years (the number of years remaining after the interest-only period ends), which results in a DTI ratio of 46.85%.
														9/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: same as above. Dispute: Final DTI per the final 1008 is 44.793% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo. Max DTI was 45% in 2016.

2023/XX/25: Disagree. Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters. Additionally, XXX Guidelines allowed concurrent XXX second mortgages up to 89.90% TLTV/CLTV in 2016. TLTV/ CLTV max was reduced to 85% after COVID.

2023/XX/22: As indicated in the original exception, qualifying pmt was calculated per guides and equates to $XXX for qualifying.  Other debt and income used is same as outlined by Client in rebuttal.  Finding remains open.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856543	XXX	XXX		A	29376227	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2014 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in a FEMA disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after the XX/XX/XXXX declared end date.
														8/XX/2014		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856543	XXX	XXX		A	29376228	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	IL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2014	8/XX/2015	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856543	XXX	XXX		A	29376229	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2014)	Verification appraisal dated 8/XX/2014 was delivered to borrower at least 3 business days prior to consummation was not provided.				8/XX/2014		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856543	XXX	XXX		A	29376230	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Unable to determine qualification method used by Lender, as guidelines provided do not cover 30 year I/O loans. Qualified at Note Rate + 2% per 40 year guidelines.				8/XX/2014		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856543	XXX	XXX		A	29376231	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2014	8/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856543	XXX	XXX		A	29376232	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations disclosure, containing names and addresses of 10 closest agencies and date list was obtained, was not provided in the loan file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2014		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856543	XXX	XXX		A	29376233	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	ARM loan program disclosure in loan file is not dated to determine it was provided within 3 business days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2014	8/XX/2015	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856543	XXX	XXX		A	29376234	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage provided is short $XXX. Please provide increased dwelling coverage or replacement cost estimator.				8/XX/2014		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856543	XXX	XXX		A	29376235	compliance	2	Missing Document: Missing Lender's Initial 1003		File is missing the signed and dated initial 1003.				8/XX/2014		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856470	XXX	XXX		A	29376454	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														8/XX/2016		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Risk		2023/XX/01: PDI provided, exception cleared.
204856470	XXX	XXX		A	29376455	credit	3	REO Documents are missing.		File missing a copy of required tax verification document for REO property XXX, CA.				8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)

2023/XX/05: Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/22: A Property History Report for XXX was not located.

2023/XX/06: Received a property detail report for XXX, however the tax cert is missing for XXX. Condition remains.

2023/XX/27: Exception is for the Verification of Taxes on the REO property. The Property Profile submitted is for the XXX property.  Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856470	XXX	XXX		A	29376456	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 07/XX/2016	The file was missing a copy of the required documentation from lender/seller confirming the condo is warrantable.				8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
204856470	XXX	XXX		A	29376457	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
										2015 Business Tax Returns are required for XXX/S-Corp.				8/XX/2016		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						ATR Risk		2023/XX/06: This EV2 exception remains due to recency of the tax returns provided. Due diligence is unable to clear. The lender may, at their discretion, choose to waive this exception.
204856470	XXX	XXX		A	29376458	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXXXXX/S-Corp)
										2015 Business Tax Returns are required forXXX/S-Corp.				8/XX/2016		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						ATR Risk
204856470	XXX	XXX		A	29376460	credit	3	Income Docs Missing:	Borrower: XXX Balance Sheet, Business Return Transcripts (2014), Business Return Transcripts (2015), P&L Statement					8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: 2013/2014 1120s/K1 provided for XXX as well as 2015 P&L / Balance sheet and YTD P&L / Balance Sheet. 2012 1120S not required. 2015 1120S on extension as 2015 P&L provided. Signed 4506T in file has box 6a checked which includes 1120S.

2023/XX/05: Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/22: Still missing two years tax transcripts for all businesses as well as a YTD P&L Statement and Balance Sheet for XXX Services, LLC.

2023/XX/22: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: 1120S (2012), 1120S (2015), 4506-T (for Business) (2013), 4506-T (for Business) (2014), 4506-T (for Business) (2015), Account Statements, Balance Sheet, K-1 (2012), K-1 (2014), K-1 (2015), P&L Statement

2023/XX/06: UPDATE: File remains missing the year to date P&L/Balance sheet for XXX Services LLC.  Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856470	XXX	XXX		A	29376461	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing income documentation. See individual exceptions.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		8/XX/2016		CA	Purchase	Second Home	No	C	C	B	B	07/06/2023						ATR Risk
2023/XX/18: XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

2023/XX/05: Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/22: Loan is still at ATR risk due to missing a YTD P&L Statement, a Balance Sheet and two years tax transcripts for XXX. two years tax transcripts for XXX, and two years tax transcripts for XXX.

2023/XX/06: UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856470	XXX	XXX		A	29376462	compliance	3	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

There are guideline deficiencies due to missing income documentation : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1, 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses.
														8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

2023/XX/05: Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/22: Guideline required documentation to verify Borrower's self-employment income is still missing.

2023/XX/06: UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856470	XXX	XXX		A	29376463	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
Guidelines Violation due to missing income documentation. The file is missing : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1; 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses.
														8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

2023/XX/05: Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Disagree; Businesses (XXX and XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/13: No new documentation provided; exception remains.

2023/XX/01: Trailing documents did not contain any new or sufficient documentation to address. Exception remains.

2023/XX/22: Loan is still at ATR risk due to missing documentation to verify Borrower's self-employment income.

2023/XX/06: UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856470	XXX	XXX		A	29376464	credit	3	Income documentation requirements not met.
Loan file missing income documentation : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1, 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses.
														8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

2023/XX/05: Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/01: Trailing documents did not contain any new or sufficient documentation to address. Exception remains.

2023/XX/22: Still missing transcripts, a YTD P&L Statement, a Balance Sheet and two years tax transcripts for XXX. two years tax transcripts for XXX, and two years tax transcripts for XXX.

2023/XX/06: UPDATE: File remains missing the year to date P&L/Balance sheet for XXX Services LLC.  Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856470	XXX	XXX		A	29376465	credit	3	REO Documents are missing.	Address: XXX, CA Tax Verification					8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)

2023/XX/05: Provided Property Profile for XXX.

2023/XX/25: Provided property profile for XXX.

2023/XX/22: A Property History Report for XXX was not located.

2023/XX/06: Property detail report provided is for XXX. Condition remains.

2023/XX/27: Exception is for the Verification of Taxes on the REO property. The Property Profile submitted is for the XXX property.  Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856470	XXX	XXX		A	29376466	credit	1	AUS/Guideline Findings: All conditions were not met		Per CPA letter, XXX was divided. Documentation required to support dividend income, K-1s or account statements for XXX as the loan file only contains information for XXX.				8/XX/2016		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Risk		2023/XX/03: Received required documentation. Condition cleared.
204856470	XXX	XXX		A	29376467	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 58.40568% exceeds Guideline total debt ratio of 44.00000%.
Excessive DTI due to missing income documentation. Per CPA letter, XXX was divided. Documentation required to support dividend income, K-1s or account statements for XXX as the loan file only contains information for XXX.
														8/XX/2016		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Risk		2023/XX/03: Received required documentation. Condition cleared.
204856470	XXX	XXX		A	29376468	compliance	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 58.40568% significantly exceeds the guideline maximum of 44.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)

Excessive DTI due to missing income documentation. Per CPA letter, XXX was divided. Documentation required to support dividend income, K-1s or account statements for XXX as the loan file only contains information for XXX.
														8/XX/2016		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Risk		2023/XX/03: Received required documentation. Condition cleared. 2023/XX/22: A Property History Report for XXX was not located.
204856408	XXX	XXX		A	29376469	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
										Lender disclosed 11/XX/2015 for maximum in first five years in TIL, which is the same as the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2015	11/XX/2018	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856408	XXX	XXX		A	29376470	credit	3	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.		HO-6 policy is not in file.				11/XX/2015		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Non QM
204856408	XXX	XXX		A	29376471	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Appraisal prior latest FEMA Disaster Declaration.				11/XX/2015		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856408	XXX	XXX		A	29376472	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 10/XX/2015 Changed Circumstance not provided for GFE dated 10/XX/2015 from GFE dated 09/XX/2015	Change of circumstance is not in file.				11/XX/2015		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856408	XXX	XXX		A	29376473	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 11/XX/2015	Evidence of Warrantable condo is not in file.				11/XX/2015		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Non QM
204856408	XXX	XXX		A	29376474	compliance	2	Missing Document: Missing Lender's Initial 1003		Signed Initial 1003 is not in file.				11/XX/2015		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856494	XXX	XXX		A	29376483	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower. Lender to provide copy with at least 10 Agencies listed.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856494	XXX	XXX		A	29376484	compliance	2	TRID Final Closing Disclosure AP Table Maximum Payment
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/08/XX/2017)
										The Final Closing Disclosure reflects a Maximum Payment amount and period that does not match the actual terms for the loan.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2017	8/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856494	XXX	XXX		A	29376485	compliance	2	TRID Final Closing Disclosure Payment Max Amount In Year
TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/08/XX/2017)
										On the Final Closing Disclosure, the earliest date of the maximum possible amount of principal and interest does not match the actual earliest date for the loan.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2017	8/XX/2020	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856494	XXX	XXX		A	29376486	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														8/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856494	XXX	XXX		A	29376487	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Provide evidence the borrower was provided with the Consumer Handbook on Adjustable Rate Mortgages.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2017	8/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856494	XXX	XXX		A	29376488	credit	3	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXX is greater than Guideline total cash-out of $XXX.	Subject is a Rate and Term refinance which only allows $XXX cash back to the borrower.				8/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856494	XXX	XXX		A	29376489	credit	3	Guideline Requirement: Refinance purpose discrepancy.	Loan refinance purpose of Cash-out - Other does not match Guideline loan refinance purpose of Rate/Term.	Loan file contains no evidence the HELOC paid at closing had no draws in the last 12 months. Lien payoff is being considered cash-out.				8/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856494	XXX	XXX		A	29376490	credit	3	AUS/Guideline Findings: All conditions were not met		Loan file contains no evidence the HELOC paid at closing had no draws in the last 12 months. Lien payoff is being considered cash-out.				8/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856417	XXX	XXX		A	29376507	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Disaster Inspection is not provided				5/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856417	XXX	XXX		A	29376508	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. File does not contain a valid COC for this fee, cure provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856417	XXX	XXX		A	29376509	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	The file was missing evidence the CHARM Booklet was provided to borrower within 3 days of initial application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2016	5/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856542	XXX	XXX		A	29376604	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Most recent inspection report is required.				10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856542	XXX	XXX		A	29376605	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
										Evidence of borrower's receipt of the appraisal was not provided.		There is generally no Assignee Liability.		10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856542	XXX	XXX		A	29376606	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856542	XXX	XXX		A	29376607	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Initial TIL was not sent within three (3) business days of the creditor application date.		TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2015	10/XX/2016	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856542	XXX	XXX		A	29376608	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is required to mitigate this exception		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2015	10/XX/2016	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856542	XXX	XXX		A	29376609	compliance	2	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Finance charge is under disclosed by $XXX however unable to determine the cause for the under disclosure due to missing the final fully executed itemization of amount financed.	$XXX	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2015	10/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856542	XXX	XXX		A	29376610	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
										The first 5 years date reflects 10/XX/2015, however the transaction date was 10/XX/2015.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2015	10/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856542	XXX	XXX		A	29376611	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 10/XX/2015	documentation from lender/seller confirming the condo is warrantable is required to mitigate this file				10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856542	XXX	XXX		A	29376612	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2015)	Evidence of borrowers receipt of the appraisal was not provided.				10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856542	XXX	XXX		A	29376613	credit	3	Income Docs Missing:	Borrower: XXX Balance Sheet	The file is missing the year to date Balance sheet - signed/dated.				10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856422	XXX	XXX		A	29376823	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														3/XX/2016		CA	Purchase	Investment	No	A	A	A	A	07/06/2023	06/01/2023		Yes			N/A		2023/XX/01: BPO provided. No damage noted. Cleared.
204856544	XXX	XXX		A	29376873	compliance	2	Missing Document: Missing Lender's Initial 1003		The File is missing copy of Initial 1003 which is required as per lender guidelines.				8/XX/2016		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/25: Missing signed and dated initial application.
204856544	XXX	XXX		A	29376874	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														8/XX/2016		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856544	XXX	XXX		A	29376875	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2016	9/XX/2017	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856544	XXX	XXX		A	29376876	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)	Verification appraisal was delivered to borrower was not provided.				8/XX/2016		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856544	XXX	XXX		A	29376877	compliance	2	TRID Final Closing Disclosure AIR Table Subsequent Change Frequency
TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 08/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/08/XX/2016)
										Adjustable Interest Rate Table: Final Closing Disclosure provided on 08/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	9/XX/2017	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856544	XXX	XXX		A	29376878	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018
TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,423.54 on Final Closing Disclosure provided on 08/XX/2016 are underdisclosed. (Final/08/XX/2016)

The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX) and homeowners insurance ($XXX) total are $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	9/XX/2017	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856474	XXX	XXX		A	29376907	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Loan file is missing a post-disaster inspection report.				11/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856474	XXX	XXX		A	29376908	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
										Change circumstance is missing in the file and although there was a tolerance cure provided, it was not sufficient to cure both tolerance issues.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2016	11/XX/2017	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856474	XXX	XXX		A	29376909	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7559)	Change circumstance is missing in the file and although there was a tolerance cure provided, it was not sufficient to cure both tolerance issues.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2016	11/XX/2017	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856474	XXX	XXX		A	29376910	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Per Requirement, Qualification Method used for ARM Note Rate - Greater of the fully indexed rate at the fully amortized payment or the note rate at fully amortized payment.				11/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
2023/XX/13: Per lender guides, the qualification method for a 10 year IO loan is the qualifying rate is the greater of the note rate plus 2% or the fully-indexed rate. The qualifying payment is the payment based on the qualifying rate amortized over 20 years (the number of years remaining after the interest-only period ends).

204856474	XXX	XXX		A	29376911	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Disclosure is not signed/dated - unable to determine compliance with date requirements.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2016	11/XX/2017	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856474	XXX	XXX		A	29376912	compliance	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation of ATR Risk due to the DTI issue.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		11/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
204856474	XXX	XXX		A	29376913	compliance	1	General Ability To Repay Provision Investor DTI moderately exceeds Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines of 46.32079% moderately exceeds the guideline maximum of 44.00%. (DTI Exception is eligible to be regraded with compensating factors.)
										DTI difference due to the qualifying payment used by the Lender vs the one used for review based on the guidelines.				11/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
204856474	XXX	XXX		A	29376914	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.32079% exceeds Guideline total debt ratio of 44.00000%.	Increased DTI due to the qualifying payment utilized.				11/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
204856474	XXX	XXX		A	29376915	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan at ATR risk due to DTI exceeding guidelines.				11/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
204856497	XXX	XXX		A	29376941	credit	1	REO Documents are missing.	Address: XXX, CA Insurance Verification					5/XX/2019		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received
204856497	XXX	XXX		A	29376942	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					5/XX/2019		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856497	XXX	XXX		A	29376944	credit	1	Missing Document: Credit Report not provided						5/XX/2019		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Recieved.
204856497	XXX	XXX		A	29376945	compliance	1	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2019)					5/XX/2019		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Appraisal notice received.
204856497	XXX	XXX		A	29376946	compliance	1	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		5/XX/2019		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: FACTA received.
204856497	XXX	XXX		A	29376947	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2019	5/XX/2020	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856497	XXX	XXX		A	29376948	compliance	1	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2019	5/XX/2020	CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: CHARM booklet received; however, see updated exception as it was not provided within 3 business days of application.
204856497	XXX	XXX		A	29376949	compliance	2	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Post closing CD's show a transaction date of 05/XX/2019. Signature date is 05/XX/2019.		TILA ROR - 3yrs for rescindable transactions.		5/XX/2019	5/XX/2022	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856497	XXX	XXX		A	29376950	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Due to missing credit report, VVOE dated within 10 days of closing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2019		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Credit report and VVOE received.
204856497	XXX	XXX		A	29376951	compliance	1	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	Credit report has not been provided.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														5/XX/2019		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Credit report and VVOE received.
204856497	XXX	XXX		A	29376953	compliance	2	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/20/2019)	Page 4 of the final CD was not checked either: if the borrower declined an escrow account or the lender does not require to offer one.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856497	XXX	XXX		A	29376954	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2019)	Final CD is dated 05/XX/2019. Prior CD's have not been provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856497	XXX	XXX		A	29376955	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)
Initial LE did not disclose an appraisal fee. Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Post close CD's did not provide a cure to the borrower.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856497	XXX	XXX		A	29376956	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/1985	VVOE is dated 04/XX/2019, note date is 05/XX/2019.				5/XX/2019		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received
204856497	XXX	XXX		A	29376957	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2019	5/XX/2020	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856476	XXX	XXX		A	29377036	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856476	XXX	XXX		A	29377037	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2016)					3/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856476	XXX	XXX		A	29377038	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016)	Evidence of earlier receipt not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2016	3/XX/2017	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856476	XXX	XXX		A	29377040	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2016	3/XX/2017	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856476	XXX	XXX		A	29377041	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2016	3/XX/2017	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856476	XXX	XXX		A	29377042	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Disclosure provided on 12/XX/2015, more than 3 days from application date of 11/XX/2015.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377043	compliance	2	Closing Disclosure: Dates are not in chronological order.	Date Issued: 06/XX/2017 Issue Date: 06/XX/2017; Received Date: 06/XX/2017; Signed Date: 06/XX/2017					6/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377044	credit	3	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Disaster Declaration Date: XX/XX/XXXX is after note date. Recent valuation inspection not required for the same.				6/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM		2023/XX/01: BPO provided prior to disaster end date does not reflect damage.
204856499	XXX	XXX		A	29377045	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
										The file is missing the personal Tax returns for 2016, with only the extension present in file, causing the loan to waterfall through the QM Testing.				6/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377046	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
										The file is missing the personal Tax returns for 2016, with only the extension present in file, causing the loan to waterfall through the QM Testing.				6/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377047	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	RESPA Initial Escrow Account Disclosure is not provide in file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377048	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is not provided in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2017	6/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377049	compliance	2	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)

Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX present on final closing disclosure is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX in loan estimate.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377050	compliance	2	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2165904)

Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/XX/17 is not present in file.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2020	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377051	compliance	2	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2165905)

Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/XX/17 is not present in file.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2020	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377052	compliance	2	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2165906)

Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/XX/17 is not present in file.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2020	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377053	compliance	2	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2165907)

Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/XX/17 is not present in file.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2020	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377054	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2017). (Final/06/XX/2017)

Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/XX/17 is not present in file.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2020	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856499	XXX	XXX		A	29377056	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2017)
Note date is 6/XX/2017 and initial Closing disclosure is 6/XX/2017 which has closing date 6/XX/2017 and Closing disclosure dated 6/XX/2017 has closing date 6/XX/2017 which is signed on 6/XX/2017. Clarity is considering 6/XX/2017 closing disclosure as final Closing disclosure because of which failures are coming. Final closing disclosure dated 6/XX/17 is not present in file.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856372	XXX	XXX		A	29377071	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					2/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856372	XXX	XXX		A	29377072	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 02/XX/2018	Project approval not provided in loan images.				2/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856372	XXX	XXX		A	29377073	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is in XXX, CA.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX. [Most Recent Valuation Inspection Date: 01/XX/2018]
														2/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856372	XXX	XXX		A	29377074	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2018)
										Evidence of delivery of initial appraisal not provided.				2/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856372	XXX	XXX		A	29377075	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Disclosure was provided to borrower on 01/XX/2018, which is more than 3 business days after application date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2018	2/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856372	XXX	XXX		A	29377076	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Disclosure was provided to borrower on 01/XX/2018, which is more than 3 business days after application date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2018	2/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856523	XXX	XXX		A	29377110	compliance	2	Missing Document: Missing Lender's Initial 1003		Missing Signed/dated Initial 1003.				10/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing Signed/dated Initial 1003.
204856523	XXX	XXX		A	29377111	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)	Missing proof when the borrower received a copy of the appraisal.				10/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856523	XXX	XXX		A	29377112	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856523	XXX	XXX		A	29377113	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Missing disclosure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2017	10/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856523	XXX	XXX		A	29377115	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					10/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856523	XXX	XXX		A	29377116	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 10/XX/2017	This is a condo property and we do not have evidence whether this Condo is warrantable. We would need documents confirming the Condo is warrantable.				10/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856523	XXX	XXX		A	29377117	credit	3	Missing Document: HOA Questionnaire not provided		Missing HOA questionnaire.				10/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856444	XXX	XXX		A	29377118	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Post Disaster Inspection (PDI) is missing from the loan file.				1/XX/2017		CA	Purchase	Investment	No	A	A	A	A	07/06/2023	06/01/2023		Yes			N/A		2023/XX/01: BPO provided did not reflect damage.
204856444	XXX	XXX		A	29377119	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				1/XX/2017		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
204856541	XXX	XXX		A	29377164	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 11/XX/2017	Condo-PUD warranty document is missing for subject property.				12/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856541	XXX	XXX		A	29377165	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Investor to order.				12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO reflects no damage.
204856541	XXX	XXX		A	29377166	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)	Initial CD issue date is 12/XX/2017 which is not within the 3 business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856541	XXX	XXX		A	29377168	compliance	2	ARM Disclosure Compliant Test	TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.	ARM Disclosure not signed by the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856541	XXX	XXX		A	29377169	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Evidence the CHARM Booklet Disclosure was provided to the Borrower within three days of application is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856446	XXX	XXX		A	29377160	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Property is located in a FEMA Disaster area, inspection report is not available in file.				5/XX/2017		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO reflects no damage.
204856446	XXX	XXX		A	29377161	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 04/XX/2017	Condo Warranty Form is not available in file.				5/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856446	XXX	XXX		A	29377162	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015	The verbal verification of current employment is to be done within 10 days of the Note Date.				5/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM		2023/XX/02: Trailing docs did not contain any docs to clear this exception.
204856446	XXX	XXX		A	29377163	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856568	XXX	XXX		A	29377229	credit	3	Missing Document: Occupancy Certificate not provided		The file is missing a copy of the Occupancy Certificate.				6/XX/2019		NV	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856568	XXX	XXX		A	29377230	compliance	2	Missing Document: Missing Lender's Initial 1003		The initial 1003 was not signed by the borrower.				6/XX/2019		NV	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856568	XXX	XXX		A	29377231	credit	3	REO Documents are missing.	Address: XXX, CA Insurance Verification, Statement, Tax Verification	File is missing the real estate tax verification and insurance policy.				6/XX/2019		NV	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856568	XXX	XXX		A	29377232	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	The file is missing a copy of the CHARM Booklet Disclosure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	NV	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856568	XXX	XXX		A	29377233	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2019		NV	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856568	XXX	XXX		A	29377235	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/S-Corp)
										The business or personal tax returns provided are not the most recent. Application Date 05/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019.				6/XX/2019		NV	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856568	XXX	XXX		A	29377236	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/S-Corp)
										The business or personal tax returns provided are not the most recent. Application Date 05/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019.				6/XX/2019		NV	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856568	XXX	XXX		A	29377237	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2019)
Final Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2019). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2020	NV	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856568	XXX	XXX		A	29377238	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2020	NV	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856568	XXX	XXX		A	29377239	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. A Valid COC nor evidence of cure was not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2020	NV	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856568	XXX	XXX		A	29377240	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77137)
										Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. A Valid COC or evidence of cure was not provided in the file for this fee.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2020	NV	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856568	XXX	XXX		A	29377241	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2019). (Final/06/XX/2019)
										Unable to determine reason for variance due to missing final itemization.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2020	NV	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856410	XXX	XXX		B	31520939	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		10/XX/2022		CA	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856410	XXX	XXX		B	31520952	compliance	2	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.				10/XX/2022	10/XX/2023	CA	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856410	XXX	XXX		B	31520955	compliance	2	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2022)	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2022	10/XX/2023	CA	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856421	XXX	XXX		B	31492002	credit	2	Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.						1/XX/2023		MI	Purchase	Primary	No	B	B	B	B	08/27/2024						VA Safe Harbor QM
204856421	XXX	XXX		B	31492086	credit	3	The file does not contain evidence the lender complied with the VA Required Search Requirements for and Treatment of Debts Owed to the Federal Government.						1/XX/2023		MI	Purchase	Primary	No	C	C	C	C	08/27/2024						VA Safe Harbor QM
204856421	XXX	XXX		B	31492087	property	3	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: 12/XX/2022					1/XX/2023		MI	Purchase	Primary	No	C	C	C	C	08/27/2024						VA Safe Harbor QM
204856421	XXX	XXX		B	31492103	credit	1	Income Docs Missing:	Borrower: XXX Paystubs	The paystubs for B1 employment with XXX are not legible and a Gap Letter explaining employment gap is missing				1/XX/2023		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/11/2024		Yes			VA Safe Harbor QM		2024/XX/11: Paystub provided. Exception is clear.
204856421	XXX	XXX		B	31492106	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5230/12/XX/2022)	The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.				1/XX/2023		MI	Purchase	Primary	No	B	B	B	B	08/27/2024						VA Safe Harbor QM
204856421	XXX	XXX		B	31492107	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA Credit Score Disclosure not provided		There is no Assignee Liability.		1/XX/2023		MI	Purchase	Primary	No	B	B	B	B	08/27/2024						VA Safe Harbor QM
204856421	XXX	XXX		B	31492112	compliance	2	TRID Closing Disclosure Issue Date Not Provided
TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 12/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/12/XX/2022)
										Date issue not provided for closing disclosure dated 1/XX/2023		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2023	1/XX/2024	MI	Purchase	Primary	No	B	B	B	B	08/27/2024						VA Safe Harbor QM
204856421	XXX	XXX		B	31492318	compliance	1	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14057947)	Require Letter of explanation for the gap from 6/XX/2021 to 8/XX/2021.				1/XX/2023		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/06/2024		Yes			VA Safe Harbor QM
2024/XX/04: Appeal:  Attached please find the verbal VOE's for XXX showing he left his prior job with an official term date of 7/XX/2021 and his start date at current job was 7/XX/2021.  The VOE's and pages 1 & 2 of application are attached for support of no emplyment gap.

2024/XX/04: VOE and app
																																2024/XX/06: VVOE provided. Exception is clear.
204856421	XXX	XXX		B	31492319	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Unable to calculate income because the paystubs for B1 employment with XXX are not legible and a Gap Letter explaining employment gap is missing which caused the loan to test as ATR risk.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2023		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/11/2024		Yes			VA Safe Harbor QM
2024/XX/06: Please see the paystub and employment information and documents provided under exception ID's 31492318 & 31492320

2024/XX/10: Apologies, I attempted to zoom in on the paystub in Acuity but realized it does not zoom enough to read.  Attached please find the B1 paystub that is zoomed in on XXX side to see the borrower earnings.  Thank you,

2024/XX/10: B1 p/s $XXX thru 11/XX/22, XXX/hr wage

2024/XX/06: Paystub provided is not legible. Testing will be updated once we receive a legible copy of the paystub for B1. Exception remains open.

2024/XX/11: Paystub has been provided. Exception is clear.

204856421	XXX	XXX		B	31492320	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Unable to calculate income because the paystubs for B1 employment with XXX are not legible.
Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
														1/XX/2023		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/11/2024		Yes			VA Safe Harbor QM
2024/XX/04: Appeal:  Attached please find the B1 (XXX) paystub.  The magnified paystub appears to be legible.   The YTD is $XXX thru 11/XX/2022 with a pay rate of $XXX/hr @ 80 hours bi-weekly. Please advise if AMC is unable to magnify the image and XXX will provide a screen shot of the paystub.  Thank you

2024/XX/04: paystub

2024/XX/06: Paystub provided is not legible. Testing will be updated once we receive a legible copy of the paystub for B1. Exception remains open.

2024/XX/11: Paystub has been provided. Exception is clear.

204856421	XXX	XXX		B	31492321	compliance	1	VA QM Eligibility	VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA.	Agency salable is No due to paystub documents provided for the borrower blurry.				1/XX/2023		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/11/2024		Yes			VA Safe Harbor QM	2024/XX/06: Please see the paystub and employment information and documents provided under exception ID's 31492318 & 31492320
2024/XX/06: Paystub provided is not legible. Testing will be updated once we receive a legible copy of the paystub for B1. Exception remains open.

2024/XX/11: Paystub has been provided. Exception is clear.

204856421	XXX	XXX		B	31505404	compliance	2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2022)
										Proof of borrower receiving appraisal 3 days prior to closing missing in the loan file.				1/XX/2023		MI	Purchase	Primary	No	B	B	B	B	08/27/2024						VA Safe Harbor QM
204856421	XXX	XXX		B	31505569	credit	3	VA residual income requirement not met.						1/XX/2023		MI	Purchase	Primary	No	C	C	C	C	08/27/2024						VA Safe Harbor QM
204856421	XXX	XXX		B	31514807	credit	1	Income documentation requirements not met.		The paystubs for B1 employment with XXX are not legible and a Gap Letter explaining employment gap is missing				1/XX/2023		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/11/2024		Yes			VA Safe Harbor QM		2024/XX/11: Paystub provided. Exception is clear.
204856421	XXX	XXX		B	31514824	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										Unable to calculate income because the paystubs for B1 employment with XXX are not legible and a Gap Letter explaining employment gap is missing				1/XX/2023		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/11/2024		Yes			VA Safe Harbor QM	2024/XX/06: Please see the paystub and employment information and documents provided under exception ID's 31492318 & 31492320	2024/XX/06: Paystub provided is not legible. Testing will be updated once we receive a legible copy of the paystub for B1. Exception remains open. 2024/XX/11: Paystub provided. Exception is clear.
204856421	XXX	XXX		B	31514909	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The paystubs for B1 employment with XXX are not legible and a Gap Letter explaining employment gap is missing				1/XX/2023		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/11/2024		Yes			VA Safe Harbor QM	2024/XX/06: Please see the paystub and employment information and documents provided under exception ID's 31492318 & 31492320	2024/XX/06: Paystub provided is not legible. Testing will be updated once we receive a legible copy of the paystub for B1. Exception remains open. 2024/XX/11: Paystub provided. Exception is clear.
204856431	XXX	XXX		B	31463971	compliance	2	Missing Document: Missing Lender's Initial 1003						5/XX/2023		IL	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856431	XXX	XXX		B	31464037	compliance	2	Closing Disclosure: Dates are not in chronological order.
Date Issued: 06/XX/2023 / Relative Sequence Num: 2, Date Issued: 06/XX/2023 / Relative Sequence Num: 1 Issue Date: 06/XX/2023; Received Date: 05/XX/2023; Signed Date: 05/XX/2023
Issue Date: 06/XX/2023; Received Date: 05/XX/2023; Signed Date: 05/XX/2023
										Closing disclosure issued on 06/XX/2023 was signed on 05/XX/2023.				5/XX/2023		IL	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856431	XXX	XXX		B	31464052	compliance	2	TRID Final Closing Disclosure Amount Financed Test
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 06/XX/2023). (Final/05/XX/2023)
										Disclosed Amount Financed $XXX. Calculated Amount Financed $XXX. Variance of $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2023	5/XX/2024	IL	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856431	XXX	XXX		B	31464053	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2023). (Final/05/XX/2023)
										Disclosed Finance Charge of $XXX. Calculated Finance Charge of $XXX. Variance of -$XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2023	5/XX/2024	IL	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856386	XXX	XXX		B	31469034	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		10/XX/2022		CO	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856393	XXX	XXX		B	31493509	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2021)	Evidence that appraisal was provided 3 days prior to closing is missing.				11/XX/2021		MN	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856393	XXX	XXX		B	31493510	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/XX/2021)	Evidence that appraisal was provided 3 days prior to closing is missing.				11/XX/2021		MN	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856393	XXX	XXX		B	31493514	compliance	2	TRID Initial Loan Estimate Timing Electronically Provided
TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2021)

Loan Estimate not delivered  within three business days of application. Initial Loan Estimate dated 07/XX/2021 was electronically provided prior to borrower's consent to receive electronic disclosures dated 9/XX/2021.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2021	11/XX/2022	MN	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856393	XXX	XXX		B	31493515	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded Transfer Tax , fee amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2021	11/XX/2022	MN	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856393	XXX	XXX		B	31493516	compliance	2	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2021, prior to three (3) business days from transaction date of 11/XX/2021 12:00:00 AM.	Subject loan transaction disbursed on 11/XX/2021, prior to three business days from transaction signed date of 12/XX/2021 on right to cancel.		TILA ROR - 3yrs for rescindable transactions.		11/XX/2021	11/XX/2024	MN	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024	09/10/2024	Yes				Safe Harbor QM (APOR)
2024/XX/03: Appeal: Please see attached Letter provided to the borrowers which validates our requirement to have the RTC form re-executed and open a three day RTC period from the date of closing. Doc D0109 validates the borrowers executed the RTC on 12/XX/2021. CK

2024/XX/06: 09/XX/2024 Appeal: The previously attached letter sent to the borrower's acknowledged the that due to the original RTC document signed at closing omitted disclosing  to you the 3rd business day in which they had the right to cancel their loan. On 12/XX/2021, the required 3 day of rescission period was re-opened to the borrowers, giving the borrowers until December 18th at midnight to rescind. The letter attached to the re-executed RTC should clear this exception. Thank you. CK
																																2024/XX/10: New NORTC and rescission period provided on 12/XX/21
204856393	XXX	XXX		B	31508003	compliance	2	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The H-8 form was used, the H-9 form should have been used.
TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
														11/XX/2021	11/XX/2024	MN	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856488	XXX	XXX		B	31492200	compliance	2	TRID Interim Closing Disclosure Timing Test
TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
										Corrected Closing Disclosure provided on or after 10/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2021	10/XX/2022	MA	Refinance - Rate/Term	Primary	Yes	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856402	XXX	XXX		B	31468961	credit	3	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date 05/XX/2022, Disbursement Date: 05/XX/2022	The Hazard Insurance Policy Effective Date is after the later of the note or transaction date. Hazard Insurance Policy Effective Date 05/XX/2022, Disbursement Date: 05/XX/2022				5/XX/2022		NY	Purchase	Primary	No	C	C	C	C	08/26/2024						Safe Harbor QM (APOR)
204856402	XXX	XXX		B	31469545	compliance	2	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Note late charge percent of 5.00000% exceeds the state maximum of 2%.				5/XX/2022		NY	Purchase	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856402	XXX	XXX		B	31469559	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided.
Insufficient cure provided for all closing costs above the legal limit.
														5/XX/2022	5/XX/2023	NY	Purchase	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856402	XXX	XXX		B	31469671	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2022	5/XX/2023	NY	Purchase	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856402	XXX	XXX		B	31469672	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)
Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided.
Insufficient cure provided for all closing costs above the legal limit.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2022	5/XX/2023	NY	Purchase	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856409	XXX	XXX		B	31521907	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by 185.30. No valid Change of Circumstance provided, nor evidence of cure in file				6/XX/2022	6/XX/2023	NY	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856409	XXX	XXX		B	31521908	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid Change of Circumstance for this fee, cure provided at closing.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2022	6/XX/2023	NY	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856409	XXX	XXX		B	31521925	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		6/XX/2022		NY	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856409	XXX	XXX		B	31522267	compliance	1	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)	Waterfall due to the loan failing QM Points and Fees testing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														6/XX/2022		NY	Purchase	Primary	No	A	A	A	A	08/28/2024	09/05/2024		Yes			Safe Harbor QM (APOR)		2024/XX/05: Exception cleared.
204856409	XXX	XXX		B	31522269	compliance	1	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2022,  Most Recent Tax Return End Date 12/XX/2020, Tax Return Due Date 04/XX/2022. (XXX XXX/Schedule K-1 less than 25 Percent)
										Waterfall due to the loan failing QM Points and Fees testing.				6/XX/2022		NY	Purchase	Primary	No	A	A	A	A	08/28/2024	09/05/2024		Yes			Safe Harbor QM (APOR)		2024/XX/05: Exception cleared.
204856409	XXX	XXX		B	31522270	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to the loan failing QM Points and Fees testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2022		NY	Purchase	Primary	No	A	A	A	A	08/28/2024	09/05/2024		Yes			Safe Harbor QM (APOR)		2024/XX/05: Exception cleared.
204856409	XXX	XXX		B	31522271	compliance	1	QM Points and Fees 2021
Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.13811% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .13811%).

Points and Fees on subject loan of 3.13991% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX
														6/XX/2022		NY	Purchase	Primary	No	A	A	A	A	08/28/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: Undiscounted IR is 5.25%. See Bona Fide Discount Details section of the High Cost Analysis (D0562).	2024/XX/05: Exception cleared.
204856553	XXX	XXX		B	31465327	compliance	2	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test
TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/09/XX/2021)
										Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2022	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856553	XXX	XXX		B	31465328	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2022	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856436	XXX	XXX		B	31468722	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.		There is no Assignee Liability.		10/XX/2021		NC	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856560	XXX	XXX		B	31469266	compliance	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	The file is missing Balance Sheet for business XXX				8/XX/2021		MA	Refinance - Cash-out - Other	Primary	Yes	A	A	A	A	08/27/2024	09/06/2024		Yes			Temporary SHQM (GSE/Agency Eligible)
2024/XX/04: 09/XX/2024 Appeal: Per the FNMA guidelines, the lender may verify a self-employed borrower’s employment and income by obtaining from the borrower copies of their signed federal income tax returns (both individual returns and in some cases, business returns) that were filed with the IRS for the past two years (with all applicable schedules attached). The loan file contains the required documentation. CK
																																2024/XX/06: Income has been sufficiently verified. Exception is clear.
204856560	XXX	XXX		B	31469268	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to The file is missing Balance Sheet for business XXX. Missing Third Party Verification dated within 120 business days of the Note.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		8/XX/2021		MA	Refinance - Cash-out - Other	Primary	Yes	A	A	A	A	08/27/2024	09/06/2024		Yes			Temporary SHQM (GSE/Agency Eligible)	2024/XX/04: 09/XX/2024 Appeal: Please refer to exception ID 31469266. XXX	2024/XX/06: Income has been sufficiently verified. Exception is clear.
204856560	XXX	XXX		B	31469304	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										Waterfall due to The file is missing Balance Sheet for business XXX. Missing Third Party Verification dated within 120 business days of the Note.				8/XX/2021		MA	Refinance - Cash-out - Other	Primary	Yes	A	A	A	A	08/27/2024	09/06/2024		Yes			Temporary SHQM (GSE/Agency Eligible)	2024/XX/04: 09/XX/2024 Appeal: Please refer to exception ID 31469266. XXX	2024/XX/06: Income has been sufficiently verified. Exception is clear.
204856560	XXX	XXX		B	31469308	credit	1	Income documentation requirements not met.		The file is missing Balance Sheet for business XXX. Missing Third Party Verification dated within 120 business days of the Note.				8/XX/2021		MA	Refinance - Cash-out - Other	Primary	Yes	A	A	A	A	08/27/2024	09/06/2024		Yes			Temporary SHQM (GSE/Agency Eligible)		2024/XX/06: Income has been sufficiently verified. Exception is clear.
204856560	XXX	XXX		B	31469354	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to The file is missing Balance Sheet for business XXX. Missing Third Party Verification dated within 120 business days of the Note.				8/XX/2021		MA	Refinance - Cash-out - Other	Primary	Yes	A	A	A	A	08/27/2024	09/06/2024		Yes			Temporary SHQM (GSE/Agency Eligible)	2024/XX/04: 09/XX/2024 Appeal: Please refer to exception ID 31469266. XXX	2024/XX/06: Income has been sufficiently verified. Exception is clear.
204856392	XXX	XXX		B	31492068	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Received Hazard Insurance which has coverage shortfall of $XXX. Please provide Replacement cost estimator to cover the shortfall.				9/XX/2021		FL	Purchase	Primary	No	C	C	C	C	08/28/2024						Non QM
204856392	XXX	XXX		B	31492078	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to excessive points and fees.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		9/XX/2021		FL	Purchase	Primary	No	A	A	A	A	08/28/2024	09/16/2024		Yes			Non QM	2024/XX/16: Wish to re-state lender designation to NonQM.	2024/XX/16: Designation has been restated.
204856392	XXX	XXX		B	31492079	compliance	1	QM Points and Fees 2021
Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.80163% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .80163%).

Points and Fees on subject loan of 3.80163% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .80163%).
														9/XX/2021		FL	Purchase	Primary	No	A	A	A	A	08/28/2024	09/16/2024		Yes			Non QM
2024/XX/05: See highlighted section (middle) of the Mavent Report reflecting undiscounted interest rate of 3% attached. Up to 2 Bona Fide discount points are excludable as each point reduced the rate by 0.2076% which exceeds the threshold to be considered bona fide. $XXX (or 2%) of the discount point fee is excludable.

2024/XX/11: Per the documents provided, the undiscounted rate was 3.0% with a price of 0.05% and the Note rate was 2.375% with a price of 3.25%. The borrower would have paid 0.05% for a 3.0% rate and paid 3.25% for a 2.375% rate. The borrower paid 3.20 points to reduce the rate by 0.625, which equates to 0.195 rate reduction per point paid. This does not meet the industry standard of 0.25 and does not meet the client selected deal setting of 0.25, therefore no discount points were eligible for exclusion.

2024/XX/16: Designation has been restated.

204856392	XXX	XXX		B	31663369	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Designation has been restated.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		9/XX/2021		FL	Purchase	Primary	No	B	B	A	A	09/16/2024						Non QM
204856492	XXX	XXX		B	31492802	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
										0% tolerance was exceeded by $XXX due to Increase of Appraisal Re-Inspection Fee. No valid COC provided, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2021	10/XX/2022	FL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856554	XXX	XXX		B	31493827	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA Credit Score Disclosure is missing.		There is no Assignee Liability.		9/XX/2021		NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856554	XXX	XXX		B	31493831	compliance	1	TRID Closing Disclosure Issue Date Not Provided
TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/08/XX/2021)
										Closing disclosure dated 8/XX/2021 incomplete closing disclosure.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2024	NY	Refinance - Rate/Term	Primary	No	A	A	A	A	08/28/2024	09/04/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: Appeal: The CD in question is not a XXX generated CD and is not provided to the borrower.	2024/XX/04: SitusAMC received rebuttal comment remove document(s) ID D0248 & D049 estimated to be provided on 08/XX/2024 & 09/XX/2024 from testing as not provided to the borrower.
204856554	XXX	XXX		B	31493832	compliance	1	TRID Closing Disclosure Issue Date Not Provided
TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 09/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/09/XX/2021)
										Closing disclosure dated 9/XX/2021 incomplete closing disclosure.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2024	NY	Refinance - Rate/Term	Primary	No	A	A	A	A	08/28/2024	09/04/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: Appeal: The CD in question is not a XXX generated CD and is not provided to the borrower.	2024/XX/04: SitusAMC received rebuttal comment remove document(s) ID D0248 & D049 estimated to be provided on 08/XX/2024 & 09/XX/2024 from testing as not provided to the borrower.
204856554	XXX	XXX		B	31493833	compliance	1	TRID Interim Closing Disclosure Timing Test
TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 09/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
										Closing disclosure dated 9/XX/2021 was not signed and dated by the borrower.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2022	NY	Refinance - Rate/Term	Primary	No	A	A	A	A	08/28/2024	09/04/2024		Yes			Safe Harbor QM (APOR)		2024/XX/04: SitusAMC received rebuttal comment remove document(s) ID D0248 & D049 estimated to be provided on 08/XX/2024 & 09/XX/2024 from testing as not provided to the borrower.
204856509	XXX	XXX		B	31520612	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2022	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856509	XXX	XXX		B	31520613	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2022	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856574	XXX	XXX		B	31495469	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA disclosure not provided in file.		There is no Assignee Liability.		4/XX/2022		IN	Refinance - Cash-out - Other	Primary	Yes	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856397	XXX	XXX		B	31469666	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				10/XX/2021		SD	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/28/2024						Safe Harbor QM (APOR)
204856514	XXX	XXX		B	31492368	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				11/XX/2021		NJ	Purchase	Primary	Yes	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856514	XXX	XXX		B	31492369	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by $XXX due to addition of recording fees. No valid COC provided, nor cure was provided at closing.				11/XX/2021	11/XX/2022	NJ	Purchase	Primary	Yes	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856514	XXX	XXX		B	31492378	credit	3	Missing Document: Fraud Report not provided		Missing fraud report for borrower 1.				11/XX/2021		NJ	Purchase	Primary	Yes	C	C	C	C	08/26/2024						Safe Harbor QM (APOR)
204856481	XXX	XXX		B	31460109	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing FACTA disclosure.		There is no Assignee Liability.		10/XX/2021		NY	Refinance - Limited Cash-out GSE	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856481	XXX	XXX		B	31460113	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded Appraisal Fee. Fee Amount of $XXX exceeds previously disclosed amount of $XXX. A valid COC, nor a cure tolerance were provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2021	10/XX/2022	NY	Refinance - Limited Cash-out GSE	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856481	XXX	XXX		B	31460115	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded Transfer Tax. Fee Amount of $XXX exceeds previously disclosed amount of $XXX. A valid COC, nor a cure tolerance were provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2021	10/XX/2022	NY	Refinance - Limited Cash-out GSE	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856481	XXX	XXX		B	31516106	credit	3	Missing Document: Hazard Insurance Policy not provided		Missing copy of HOI declaration page.				10/XX/2021		NY	Refinance - Limited Cash-out GSE	Primary	No	C	C	C	C	08/28/2024						Safe Harbor QM (APOR)
204856481	XXX	XXX		B	31534394	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:5097/08/XX/2021)
														10/XX/2021		NY	Refinance - Limited Cash-out GSE	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856561	XXX	XXX		B	31471025	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		10/XX/2021		NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (43-Q)
204856561	XXX	XXX		B	31471028	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2021		NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (43-Q)
204856561	XXX	XXX		B	31471032	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.				10/XX/2021	10/XX/2022	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (43-Q)
204856396	XXX	XXX		B	31464280	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within 3 days of originator application date.		There is no Assignee Liability.		10/XX/2021		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856396	XXX	XXX		B	31464282	compliance	1	TRID Final Closing Disclosure Amount Financed Test
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/XX/2021). (Final/10/XX/2021)

Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected Closing Disclosure, and Re-open Rescission if Applicable
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2021	10/XX/2024	NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/05: Appeal: See comments on Finance Charge exception.	2024/XX/05: Exception cleared.
204856396	XXX	XXX		B	31464283	compliance	1	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2021). (Final/10/XX/2021)

Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected Closing Disclosure, and Re-open Rescission if Applicable
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2021	10/XX/2024	NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/05: Appeal: In NY the State Title/Tax Fee is a tax on the search components of the title exam and as such is assessed on non-prepaid charges making it a non-prepaid.	2024/XX/05: Exception cleared.
204856396	XXX	XXX		B	31464284	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
Transfer Tax Fee was last disclosed as $XXX on Loan estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed of Circumstance for this fee, nor evidence of cure in file.   Provide a post-close Closing disclosure disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2021	10/XX/2022	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856396	XXX	XXX		B	31464285	compliance	1	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2021, prior to three (3) business days from transaction date of 10/XX/2021 12:00:00 AM.			TILA ROR - 3yrs for rescindable transactions.		10/XX/2021	10/XX/2024	NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: Please detail what document is causing AMC to consider the transaction date as 10/XX/21 vs 10/XX/21.	2024/XX/05: Exception cleared.
204856396	XXX	XXX		B	31464286	compliance	1	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			TILA ROR - 3yrs for rescindable transactions.		10/XX/2021	10/XX/2024	NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: Please detail what document is causing AMC to consider the transaction date as 10/XX/21 vs 10/XX/21.	2024/XX/05: Exception cleared.
204856487	XXX	XXX		B	31492472	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		10/XX/2021		FL	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856487	XXX	XXX		B	31503320	credit	3	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: 05/XX/2021	Valuation effective date or Report date is more than 120 days prior to the Note Date				10/XX/2021		FL	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/27/2024						Safe Harbor QM (APOR)
204856433	XXX	XXX		B	31468073	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2022		IL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856433	XXX	XXX		B	31468074	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2022)	Initial Closing Disclosure issued 04/XX/2022 missing evidence of receipt to confirm provided to borrower at least three business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2022	4/XX/2023	IL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856433	XXX	XXX		B	31468075	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Loan Discount Points Fee increased from $XXX to $XXX on 04/XX/2022 Closing Disclosure without a valid change of circumstance.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2022	4/XX/2023	IL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856433	XXX	XXX		B	31468076	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee increased from $XXX to $XXX on Closing Disclosure issued 04/XX/2022 with no valid change of circumstance.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2022	4/XX/2023	IL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856577	XXX	XXX		B	31468636	credit	3	Missing Document: AUS not provided		File is missing final AUS; final 1008 showing AUS approved was used for review.				10/XX/2021		TN	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/26/2024						Safe Harbor QM (APOR)
204856577	XXX	XXX		B	31468684	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021)	Evidence of Borrower receipt of the appraisal with report date 10/XX/2021 was not provided.				10/XX/2021		TN	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856577	XXX	XXX		B	31468686	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations Document Not Provided		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2021		TN	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856577	XXX	XXX		B	31472178	credit	3	AUS/Guideline Findings: All conditions were not met		File is missing final AUS; final 1008 showing AUS approved was used for review.				10/XX/2021		TN	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/26/2024						Safe Harbor QM (APOR)
204856513	XXX	XXX		B	31472050	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.		There is no Assignee Liability.		9/XX/2021		TX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856513	XXX	XXX		B	31472052	compliance	2	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2021		TX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856513	XXX	XXX		B	31472053	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2021		TX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856513	XXX	XXX		B	31472054	compliance	1	(TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided)	Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing.	Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one business day prior to closing.
Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
														9/XX/2021		TX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/04/2024		Yes			Safe Harbor QM (APOR)
2024/XX/03: Please see attached Affidavit of Itemized fees and charges receipt at least one day prior to consummation.  Also included CD's with cover letters.  Mailbox rule along with affidavit at closing as proof of borrower receipt.
																																2024/XX/04: Disclosure provided. Exception is clear.
204856513	XXX	XXX		B	31472055	compliance	2	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
										Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX exceeds tolerance of -$XXX		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	10/XX/2022	TX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856513	XXX	XXX		B	31472056	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7334)	Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $XXX exceeds tolerance of $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	10/XX/2022	TX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856513	XXX	XXX		B	31472057	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	10/XX/2022	TX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856513	XXX	XXX		B	31472058	compliance	3	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Actual Date on Notice of Right to Cancel occurs prior to expected date.		TILA ROR - 3yrs for rescindable transactions.		9/XX/2021	10/XX/2024	TX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/28/2024						Safe Harbor QM (APOR)
204856438	XXX	XXX		B	31460624	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		3/XX/2022		IL	Refinance - Cash-out - Other	Investment	No	B	B	B	B	08/28/2024						N/A
204856438	XXX	XXX		B	31461219	credit	3	Missing Document: AUS not provided		File is missing final AUS; final 1008 showing AUS approved was used for review.				3/XX/2022		IL	Refinance - Cash-out - Other	Investment	No	C	C	C	C	08/28/2024						N/A
204856438	XXX	XXX		B	31516528	credit	3	AUS/Guideline Findings: All conditions were not met		File is missing final AUS				3/XX/2022		IL	Refinance - Cash-out - Other	Investment	No	C	C	C	C	08/28/2024						N/A
204856430	XXX	XXX		B	31464828	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2024)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				4/XX/2024		KY	Refinance - Cash-out - Other	Primary	Yes	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856430	XXX	XXX		B	31464829	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA Disclosure is not provided in the file		There is no Assignee Liability.		4/XX/2024		KY	Refinance - Cash-out - Other	Primary	Yes	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856430	XXX	XXX		B	31464831	compliance	1	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.				4/XX/2024	4/XX/2025	KY	Refinance - Cash-out - Other	Primary	Yes	A	A	A	A	08/28/2024	09/04/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: 9/XX/24 Appeal: Please see the included MX screenshot to confirm that the tolerance cure of $XXX was, in fact, for the recording fees. XXX	2024/XX/04: SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.
204856528	XXX	XXX		B	31473079	compliance	2	TRID Initial Loan Estimate Timing Electronically Provided
TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2019)
										Initial Loan Estimate provided to the Borrower on 7/XX/2019 and earliest consent in file is 8/XX/2019.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856390	XXX	XXX		B	31492245	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2019)
										Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.		There is generally no Assignee Liability.		2/XX/2020		NY	Purchase	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856390	XXX	XXX		B	31492248	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (				2/XX/2020	2/XX/2021	NY	Purchase	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856562	XXX	XXX		B	31493713	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				9/XX/2020		DC	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856562	XXX	XXX		B	31493782	credit	3	REO Documents are missing.	Address: XXX, MD Insurance Verification, Statement, Tax Verification	Mortgage statement missing unable to verify taxes and insurance are escrowed.				9/XX/2020		DC	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856562	XXX	XXX		B	31493876	compliance	2	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test
TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2020 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/09/XX/2020)
										Waterfall Due to Initial Escrow payment not matching with Final Closing Disclosure page-2.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2020	9/XX/2021	DC	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856562	XXX	XXX		B	31493877	compliance	2	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
										Lender Credit of -$XXX was disclosed on Loan Estimate dated 07/XX/2020, however decreased to -$XXX on the Final Closing Disclosure without a valid change of circumstance.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2020	9/XX/2021	DC	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856562	XXX	XXX		B	31493878	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.				9/XX/2020	9/XX/2021	DC	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856562	XXX	XXX		B	31493879	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2020	9/XX/2021	DC	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856572	XXX	XXX		B	31494142	credit	3	Missing Document: Fraud Report not provided		Provide complete Fraud report.				12/XX/2019		TN	Purchase	Second Home	No	C	C	C	C	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856579	XXX	XXX		B	31492071	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020)	Evidence of Borrower receipt of the appraisal with report date 01/XX/2020 was not provided.				2/XX/2020		NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856579	XXX	XXX		B	31492101	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
														2/XX/2020	2/XX/2021	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856579	XXX	XXX		B	31492102	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Appraisal Review).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7510)

Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Appraisal Review).  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2020	2/XX/2021	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856579	XXX	XXX		B	31492109	compliance	2	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Actual Date on Notice of Right to Cancel occurs prior to expected date.		TILA ROR - 3yrs for rescindable transactions.		2/XX/2020	2/XX/2023	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856579	XXX	XXX		B	31492110	compliance	2	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2020, prior to three (3) business days from transaction date of 2/XX/2020 12:00:00 AM.	Subject loan transaction disbursed on 02/XX/2020, prior to three business days from transaction date of 2/XX/2020.		TILA ROR - 3yrs for rescindable transactions.		2/XX/2020	2/XX/2023	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856522	XXX	XXX		B	31494193	credit	3	The verification of employment is required and was not found in file.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2014	Verification of employment is missing.				4/XX/2021		NY	Refinance - Rate/Term	Primary	No	C	C	C	C	08/26/2024						Safe Harbor QM (43-Q)
204856522	XXX	XXX		B	31497308	compliance	2	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14071161)	File is missing the Verification of Employment documents for the Borrower's current Job.				4/XX/2021		NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (43-Q)
204856522	XXX	XXX		B	31497312	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).	Loan designation mismatch due to the File is missing the Verification of Employment documents for the Borrower's current Job.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		4/XX/2021		NY	Refinance - Rate/Term	Primary	No	C	C	B	B	08/26/2024						Safe Harbor QM (43-Q)
204856522	XXX	XXX		B	31497315	credit	3	Income documentation requirements not met.		File is missing the Verification of Employment documents for the Borrower's current Job.				4/XX/2021		NY	Refinance - Rate/Term	Primary	No	C	C	C	C	08/26/2024						Safe Harbor QM (43-Q)
204856573	XXX	XXX		B	31497108	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020)	No evidence in file showing borrower receive copy of appraisal.				2/XX/2020		VA	Purchase	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856573	XXX	XXX		B	31497111	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Ten percent tolerance exceeded. Total of 109.00 exceeds tolerance of 108.90.				2/XX/2020	2/XX/2021	VA	Purchase	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856573	XXX	XXX		B	31497112	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7349)	Zero Percent Fee Tolerance exceeded for Extension Fee. The fee amount of $XXX exceeds the previously disclosed amount of $XXX. A valid COC, nor cure were not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2020	2/XX/2021	VA	Purchase	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856573	XXX	XXX		B	31497113	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded Transfer taxes. Fee Amount of $XXX exceeds previously disclosed amount of $XXX. A valid COC, nor a cure tolerance were provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2020	2/XX/2021	VA	Purchase	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856427	XXX	XXX		B	31524993	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2021)	Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2021	4/XX/2022	TX	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856427	XXX	XXX		B	31524994	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Title - Recording Service Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file				4/XX/2021	4/XX/2022	TX	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856427	XXX	XXX		B	31532150	credit	3	Borrower 1003 current address does not match Note address.	Borrower: XXX	1003 current address does not match Note/Security Instrument address. XXX vs XXX				4/XX/2021		TX	Refinance - Rate/Term	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856427	XXX	XXX		B	31532170	credit	3	AUS/Approval Subject Address does not match Note address.		AUS address does not match Note/Security Instrument address. XXX vs XXX				4/XX/2021		TX	Refinance - Rate/Term	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856427	XXX	XXX		B	31532178	credit	3	1003 Subject Address does not match Note address.		1003 subject address does not match Note/Security Instrument address. XXX vs XXX				4/XX/2021		TX	Refinance - Rate/Term	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856427	XXX	XXX		B	31532187	credit	3	Insurance address does not match Note address.		Insurance address does not match Note/Security Instrument address. XXX vs. XXX				4/XX/2021		TX	Refinance - Rate/Term	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856427	XXX	XXX		B	31532271	compliance	2	TRID Final Closing Disclosure Security Interest
TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2021 disclosed the address for which the consumer is granting a security interest that does not match the collateral address for the loan. (Final/04/XX/2021)
										Final Closing Disclosure address does not match Note/Security Instrument address. XXX vs. XXX		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2021	4/XX/2022	TX	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856427	XXX	XXX		B	31533589	credit	3	Credit Exception:		Flood certificate address does not match Note/Security Instrument address. XXX vs. XXX				4/XX/2021		TX	Refinance - Rate/Term	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856427	XXX	XXX		B	31533645	credit	3	Missing Document: Fraud Report not provided		Fraud Report in file has not been cleared.				4/XX/2021		TX	Refinance - Rate/Term	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856463	XXX	XXX		B	31492598	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)	Missing evidence of appraisal receipt 3 days prior to consummation.				10/XX/2019		ME	Refinance - Rate/Term	Primary	Yes	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856524	XXX	XXX		B	31493186	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					7/XX/2021		FL	Purchase	Second Home	No	C	C	C	C	08/26/2024						Temporary SHQM (GSE/Agency Eligible)
204856448	XXX	XXX		B	31493707	compliance	2	Closing Disclosure: Dates are not in chronological order.	Date Issued: 09/XX/2019 / Relative Sequence Num: 1 Issue Date: 09/XX/2019; Received Date: 09/XX/2019; Signed Date:	Loan Estimate issue date is prior to signed date.				9/XX/2019		OH	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856448	XXX	XXX		B	31493798	credit	3	Missing Document: Fraud Report not provided		Fraud report is not provided.				9/XX/2019		OH	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856448	XXX	XXX		B	31493941	compliance	2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Initial rate lock date is not provided.				9/XX/2019		OH	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856448	XXX	XXX		B	31493946	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Loan Discount Points increased from $XXX on Loan Estimate to $XXX on Closing Disclosure. No valid COC provided, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2019	9/XX/2020	OH	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856448	XXX	XXX		B	31493947	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
Disclosure reflects Amount Finance of $XXX but calculated Amount Finance of $XXX  Variance = $XXX.  Undiscounted rate and price not provided and file does not contain a compliance report or Itemization of finance charges.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2019	9/XX/2020	OH	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856375	XXX	XXX		B	31471774	compliance	1	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.				10/XX/2023	10/XX/2024	WI	Purchase	Primary	No	A	A	A	A	08/28/2024	09/12/2024		Yes			Safe Harbor QM (APOR)		2024/XX/12: SitusAMC received documentation of application date.
204856375	XXX	XXX		B	31471780	compliance	1	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/09/XX/2023)	Initial Loan estimate was issued on 09/XX/2023 which was more than 3 business day after the application date Of 04/XX/2023		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2023	10/XX/2024	WI	Purchase	Primary	No	A	A	A	A	08/28/2024	09/12/2024		Yes			Safe Harbor QM (APOR)
2024/XX/03: 9/XX/24 Appeal: The application effective date is 9/XX/23 instead of 4/XX/23.  Please see the attached screenshot showing the property ID date did not occur until 9/XX/23.  Thus, the LE issue date of 9/XX is within the required parameter.  The LE Required date is the date the six pieces of information are captured and the LE is required to be sent within 3 general business days.     XXX

2024/XX/06: 9/XX/24 Appeal:  Please see the included screenshot (XXX) confirming the sales contract being loaded to the system on 9/XX/23 (receipt date of 9/XX) and thus the formal confirmation of the property address (TRID application date vs credit application date).   This date of 9/XX is in line with the XXX property ID date provided with the first appeal.  XXX

2024/XX/11: 9/XX/24 Appeal:  Please see D0327, D0224, D0008, D0305, D0002, D0015, and D0007 Conditional Approval letters with no purchase property address identified.  D0267 (dated 9/XX/23) is the first conditional approval letter following the purchase property address being submitted to XXX.  D0042 is the original URLA taken on 4/XX/23 and does not contain the property address.  This date will not change throughout the shopping and loan process.  The date the purchase property is identified to XXX is captured as the LE required date previously provided triggering the LE to be provided.  XXX

2024/XX/05: Provided applications (doc 258), dated 4/XX/2023 per LO signature, contain all 6 pieces of application data that require the issuance of an LE. TRID Grid 4.0, Additional Considerations, Row 36: All references to the "Application" or Application Date" in this document pertains to an application as defined under 1026.2(a)(3):(3) (i) Application means the submission of a consumer's financial information for the purposes of obtaining an extension of credit.(ii) For transactions subject to § 1026.19(e), (f), or (g) of this part, an application consists of the submission of the consumer's name, the consumer's income, the consumer's social security number to obtain a credit report, the property address, an estimate of the value of the property, and the mortgage loan amount sought.1. In general. An application means the submission of a consumer's financial information for purposes of obtaining an extension of credit. For transactions subject to § 1026.19(e), (f), or (g) of this part, the term consists of the consumer's name, the consumer's income, the consumer's social security number to obtain a credit report, the property address, an estimate of the value of the property, and the mortgage loan amount sought. This definition does not prevent a creditor from collecting whatever additional information it deems necessary in connection with the request for the extension of credit. However, once a creditor has received these six pieces of information, it has an application for purposes of the requirements of Regulation Z. A submission may be in written or electronic format and includes a written record of an oral application.

2024/XX/10: While sales contract/purchase agreement is not required to establish an application under Reg Z, we acknowledge that borrower’s submission of property address and estimated value of the property and loan amount sought are components of “application” for purposes of TRID.  Please provide signed letter of attestation indicating the “LE required date” on the LOS screen shots provided is the date the 6 pieces of information required to complete an ‘application’ under Reg Z was submitted by the consumer.  For future files, please include copy of LOS screenshot with statement of when 6 pieces of information was received or other document to clearly evidence TRID application date (such as document listing the 6 required pieces of information and corresponding date information was provided/received).

2024/XX/12: SitusAMC received documentation of application date.

204856504	XXX	XXX		B	31492027	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2023)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				9/XX/2023		TN	Purchase	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856504	XXX	XXX		B	31492028	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.		There is no Assignee Liability.		9/XX/2023		TN	Purchase	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856512	XXX	XXX		B	31492615	compliance	2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.					1/XX/2024		MI	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Non QM
204856512	XXX	XXX		B	31492618	compliance	2	Michigan CMPA Home Loan Toolkit Status	Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	Home Loan Toolkit not provided to borrower.				1/XX/2024		MI	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Non QM
204856512	XXX	XXX		B	31492619	compliance	1	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
										Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2024	1/XX/2025	MI	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/06/2024		Yes			Non QM
2024/XX/03: Appeal –  Please refer to the LE dated 11/XX/23, see the expiration date of 11/XX/23, a valid change of circumstance and Intent to Proceed date of 11/XX/23. – SO

2024/XX/04: Appeal – See the initial LE dated 11/XX/23 in line with previously provided intent to proceed verification date of 11/XX/23 – SO

2024/XX/04: SitusAMC received rebuttal comment and screen print. However, provided LE dated 11/XX/2024 indicates loan was locked with interest rate of 8.625% and discount point fee charged 1.559% with $XXX. However, Rate lock agreement dated 11/29 in the loan file reflects Lock status as "Float" and discount point fee disclosed as 1.567% of $XXX and there seems to no document in the loan file to support LE dated 11/30 or Rate lock agreement date 11/XX/2024. Moreover, rate lock agreement dated 12/XX/2023 available in the loan file after the LE dated 11/30 shows that the loan was changed from float to Lock and discount point fee of 1.559% for $XXX. Provide additional information with documentation of timeline to support a pricing change for the lender credit decrease on 11/30 or cure would be due.

2024/XX/06: SitusAMC received additional information and rate lock confirming the pricing change due to the LTV/CLTV change and change in borrower eligibility for a valid changed circumstance.

204856512	XXX	XXX		B	31492620	compliance	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2024	1/XX/2025	MI	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/06/2024		Yes			Non QM
2024/XX/03: Appeal –  Please refer to the LE dated 11/XX/23, see the expiration date of 11/XX/23, a valid change of circumstance and Intent to Proceed date of 11/XX/23. – SO

2024/XX/04: Appeal – Pricing change LTV / CLTV reduced from 80% to 72% upon receipt of appraisal. LE date 11/XX/23 with Lock printed 12/XX/23. The discount point was also reduced as a result. - SO

2024/XX/04: SitusAMC received rebuttal comment and screen print. However, provided LE dated 11/XX/2024 indicates loan was locked with interest rate of 8.625% and discount point fee charged 1.559% with $XXX. However, Rate lock agreement dated 11/29 in the loan file reflects Lock status as "Float" and discount point fee disclosed as 1.567% of $XXX and there seems to no document in the loan file to support LE dated 11/30 or Rate lock agreement date 11/XX/2024. Moreover, rate lock agreement dated 12/XX/2023 available in the loan file after the LE dated 11/30 shows that the loan was changed from float to Lock and discount point fee of 1.559% for $XXX. Provide additional information with documentation of timeline to support a pricing change for the discount point fee added on 11/30 or cure would be due.

2024/XX/06: SitusAMC received additional information and rate lock confirming the pricing change due to the LTV/CLTV change and change in borrower eligibility for a valid changed circumstance.

204856512	XXX	XXX		B	31492621	compliance	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2024	1/XX/2025	MI	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/06/2024		Yes			Non QM
2024/XX/03: Appeal –  Please refer to the LE dated 11/XX/23, see the expiration date of 11/XX/23, a valid change of circumstance and Intent to Proceed date of 11/XX/23. – SO

2024/XX/04: Appeal – Appraisal Fee change confirmed with borrower verbally 12/XX/23 and loan was placed on hold at that time by the Borrower. Electronic change of circumstance for the Appraisal fee of was provided to the borrower 12/XX/23 prior to lender follow up on 12/XX/23. The appraisal fee and increase are in line with the appraisal invoice.  - SO

2024/XX/04: SitusAMC received rebuttal comment and screen print. But, it does not give sufficient information reason on what impacts and why the appraisal fee was increased on 12/XX/2023 CD. Please provide documentation of the reason for the increase in the appraisal fee What information was received that required the increase in the fee and when was that information received or Cure would be due.

2024/XX/06: SitusAMC received additional information LOX for rebuttal comment lieu of valid changed circumstance.

204856512	XXX	XXX		B	31515542	compliance	1	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7527)	Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2024	1/XX/2025	MI	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/04/2024		Yes			Non QM
2024/XX/03: Appeal –  Please refer to the LE dated 11/XX/23 see the expiration verification of LE and the closing costs as they were estimated on LE date of 11/XX/23 to expiration date of 11/XX/23. The final CD provided the $XXX cure for fees that exceeded the legal limit. – SO
																																2024/XX/04: SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.
204856426	XXX	XXX		B	31470000	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Facta disclosure is missing.		There is no Assignee Liability.		8/XX/2023		NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856426	XXX	XXX		B	31470001	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Valid change circumstance or sufficient cure is missing.				8/XX/2023	8/XX/2024	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856426	XXX	XXX		B	31470002	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Valid change circumstance or sufficient cure is missing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2023	8/XX/2024	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856426	XXX	XXX		B	31470003	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	Valid change circumstance or sufficient cure is missing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2023	8/XX/2024	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)